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                                                        hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file

number                     811-08697
       ---------------------------------------------


                        AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     10/31
                          -------------------

Date of reporting period:    4/30/03
                          -------------------

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                            AIM OPPORTUNITIES I FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--

                         AIM Opportunities I Fund seeks

                          long-term growth of capital.

               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

           This report may be distributed only to shareholders or to

          persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR*

As of 4/30/03, based on total net assets
--------------------------------------------------------------------------------
                                   (PIE CHART)

INFORMATION TECHNOLOGY                                    20%
OTHER                                                     19%
ENERGY                                                     8%
FINANCIALS                                                 8%
INDUSTRIALS                                                9%
HEALTH CARE                                               16%
CONSUMER DISCRETIONARY                                    20%

TOTAL NUMBER OF HOLDINGS*                                  143
TOTAL NET ASSETS                                $290.8 MILLION

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
Inception (6/29/98)                                      12.11%
  1 Year                                                -26.48

CLASS B SHARES
Inception (7/13/98)                                      12.29%
  1 Year                                                -26.60

CLASS C SHARES
Inception (12/30/98)                                     10.70%
  1 Year                                                -23.55

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (6/29/98), 10.75%; one year, -31.56%. Class B shares, inception (7/13/98), 10.94%; one year, -31.63%. Class C shares, inception (12/30/98), 9.23%; one year, -28.71%.

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges

CLASS A SHARES                                          1.98%
CLASS B SHARES                                          1.66
CLASS C SHARES                                          1.65
RUSSELL 2000 INDEX                                      7.55
(Broad Market Index and Style-Specific Index)
LIPPER SMALL-CAP GROWTH FUND INDEX                      5.41
(Peer Group Index)
Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

====================================================================================================================================
TOP 10 LONG POSITIONS*                           TOP 10 SHORT POSITIONS                    TOP 10 INDUSTRIES*
                                                                                           (long positions only)
------------------------------------------------------------------------------------------------------------------------------------
 1. Ultra Petroleum Corp.                  2.3%   1. SurModics, Inc.                1.5%
                                                                                            1. Health Care Equipment            4.7%
 2. S&P MidCap 400 Depositary              2.0    2. Qlogic Corp.                   1.2
    Receipts Trust Series 1                                                                 2. IT Consulting & Services         4.6
                                                  3. Biosite Diagnostics Inc.       1.1
 3. Harman International Industries, Inc.  1.7                                              3. Diversified Financial Services   4.2
                                                  4. Stryker Corp.                  0.9
 4. Intrawest Corp. (Canada)               1.6                                              4. Pharmaceuticals                  4.2
                                                  5. Foundry Networks, Inc.         0.8
 5. Medicis Pharmaceutical Corp.           1.6                                              5. Electronic Equipment &
    -Class A                                      6. Network Appliance, Inc.        0.8        Instruments                      3.9

 6. Raymond James Financial, Inc.          1.5    7. KB HOME                        0.7     6. Oil & Gas Equipment & Services   3.6

 7. Getty Images, Inc.                     1.5    8. Krispy Kreme Doughnuts, Inc.   0.7     7. Semiconductor Equipment          3.1

 8. Intrado Inc.                           1.3    9. International Game Technology  0.5     8. Specialty Stores                 3.0

 9. RC2 Corp.                              1.3   10. Yum! Brands, Inc.              0.5     9. Application Software             2.9

10. Maverick Tube Corp.                    1.3                                             10. Oil & Gas Exploration &
                                                                                               Production                       2.8

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Effective July 1, 2002, AIM Small Cap Opportunities Fund was renamed AIM Opportunities I Fund.

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Opportunities I Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o Leveraging and short-selling, along with other hedging strategies, may present higher risks, but also offer greater potential rewards. Since stock prices can rise without limit, short sales are riskier because of unlimited exposure to loss until the position is covered. The fund, which is not a complete investment program, may not be appropriate for all investors. There is no guarantee that the fund managers' investment strategies will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.

o Investing in small and mid-size companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Small-Cap Growth Fund Index represents an average of the performance of the 30 largest small-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Russell 2000 Index represents the performance of the stocks of small-capitalization companies.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           This is the report on AIM Opportunities I Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM)             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

AIM Opportunities I Fund achieved positive results at net asset value for the six-month period. The information technology, consumer discretionary and health care sectors were the largest sectors at the end of the period, as they had been at the beginning, though the percentage of assets in information technology and health care declined over the period.

    Portfolio managers Steven A. Brase, Brant H. DeMuth, Robert C. Leslie, and Charles D. Scavone also made some changes over the six months in some of the sectors in which the fund had lower participation. The next-largest sectors as of April 30, 2003, were industrials, financials and energy. The proportion of assets invested in the industrial sector more than doubled over the period, while the fund's participation in the financial and energy sectors increased by much smaller amounts.

IN CLOSING

I thank you for your continued participation in AIM Opportunities I Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                           POSITIVE PERFORMANCE DURING

                          MARCH AND APRIL 2003 ENABLED

                          MAJOR STOCK MARKET INDEXES TO

                      POST GAINS FOR THE REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-86.93%

AEROSPACE & DEFENSE-1.64%

Aeroflex Inc.(a)                                  225,000   $  1,210,500
------------------------------------------------------------------------
Alliant Techsystems Inc.(a)                        25,000      1,343,000
------------------------------------------------------------------------
Allied Defense Group, Inc. (The)(a)                90,000      1,356,300
------------------------------------------------------------------------
Engineered Support Systems, Inc.                   25,000        868,250
========================================================================
                                                               4,778,050
========================================================================

APPAREL RETAIL-2.40%

AnnTaylor Stores Corp.(a)                          30,000        709,800
------------------------------------------------------------------------
Charlotte Russe Holding Inc.(a)                   130,000      1,227,200
------------------------------------------------------------------------
Charming Shoppes, Inc.(a)                         250,000      1,175,000
------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               60,000      1,460,400
------------------------------------------------------------------------
Gymboree Corp. (The)(a)                            40,000        668,400
------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             35,000        799,050
------------------------------------------------------------------------
Too Inc.(a)                                        50,000        928,000
========================================================================
                                                               6,967,850
========================================================================

APPLICATION SOFTWARE-2.86%

Hyperion Solutions Corp.(a)                        40,000      1,131,200
------------------------------------------------------------------------
Informatica Corp.(a)                              225,000      1,469,250
------------------------------------------------------------------------
Macromedia, Inc.(a)                               100,000      1,261,000
------------------------------------------------------------------------
National Instruments Corp.(a)                      75,000      2,406,000
------------------------------------------------------------------------
RSA Security Inc.(a)                               62,500        599,375
------------------------------------------------------------------------
Ulticom, Inc.(a)                                  200,000      1,450,000
========================================================================
                                                               8,316,825
========================================================================

AUTO PARTS & EQUIPMENT-0.51%

American Axle & Manufacturing Holding,
  Inc.(a)                                          60,000      1,495,200
========================================================================

BANKS-1.71%

Community First Bankshares, Inc.                   30,000        807,630
------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)               65,000      2,208,700
------------------------------------------------------------------------
Staten Island Bancorp, Inc.                        40,000        686,400
------------------------------------------------------------------------
UCBH Holdings, Inc.                                50,000      1,272,000
========================================================================
                                                               4,974,730
========================================================================

BIOTECHNOLOGY-0.58%

Harvard Bioscience, Inc.(a)                       500,000      1,695,000
========================================================================

BROADCASTING & CABLE TV-1.11%

Cox Radio, Inc.-Class A(a)                        100,000      2,281,000
------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)              50,000        948,500
========================================================================
                                                               3,229,500
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
CASINOS & GAMBLING-1.83%

Alliance Gaming Corp.(a)                          100,000      1,597,000
------------------------------------------------------------------------
Penn National Gaming, Inc.(a)                     190,000   $  3,710,700
========================================================================
                                                               5,307,700
========================================================================

COMPUTER & ELECTRONICS RETAIL-0.21%

Ultimate Electronics, Inc.(a)                      73,200        618,540
========================================================================

COMPUTER STORAGE & PERIPHERALS-1.17%

Applied Films Corp.(a)                            125,000      2,718,750
------------------------------------------------------------------------
Avid Technology, Inc.(a)                           25,000        686,750
========================================================================
                                                               3,405,500
========================================================================

CONSTRUCTION & ENGINEERING-0.55%

Insituform Technologies, Inc.-Class A(a)          100,000      1,595,000
========================================================================

CONSUMER ELECTRONICS-1.72%

Harman International Industries, Inc.              75,000      4,994,250
========================================================================

DATA PROCESSING SERVICES-0.54%

Alliance Data Systems Corp.(a)                     75,000      1,575,000
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.40%

Central Parking Corp.                             110,000      1,100,000
------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                       50,000      2,289,500
------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             30,000      1,229,700
------------------------------------------------------------------------
FTI Consulting, Inc.(a)                            17,500        791,875
------------------------------------------------------------------------
Sourcecorp, Inc.(a)                               100,000      1,580,000
========================================================================
                                                               6,991,075
========================================================================

DIVERSIFIED FINANCIAL SERVICES-4.23%

Chicago Mercantile Exchange (The)                  60,100      3,398,054
------------------------------------------------------------------------
Edwards (A.G.), Inc.                               77,900      2,323,757
------------------------------------------------------------------------
Jefferies Group, Inc.                              55,000      2,135,100
------------------------------------------------------------------------
Raymond James Financial, Inc.                     155,000      4,445,400
========================================================================
                                                              12,302,311
========================================================================

DRUG RETAIL-0.69%

Duane Reade Inc.(a)                               150,000      2,017,500
========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.51%

Smith (A.O.) Corp.                                 50,000      1,491,000
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.92%

Cognex Corp.(a)                                    35,000        766,150
------------------------------------------------------------------------
FLIR Systems, Inc.(a)                              20,000      1,041,600
------------------------------------------------------------------------
Intermagnetics General Corp.(a)                   107,700      2,092,611
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

Keithley Instruments, Inc.                         75,000   $    915,000
------------------------------------------------------------------------
Merix Corp.(a)                                    600,000      2,646,000
------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                           35,000        766,500
------------------------------------------------------------------------
Varian Inc.(a)                                    100,000      3,161,000
========================================================================
                                                              11,388,861
========================================================================

EMPLOYMENT SERVICES-0.58%

Monster Worldwide Inc.(a)(b)                      100,000      1,677,000
========================================================================

ENVIRONMENTAL SERVICES-1.00%

Stericycle, Inc.(a)                                40,000      1,571,600
------------------------------------------------------------------------
Waste Connections, Inc.(a)                         40,000      1,345,600
========================================================================
                                                               2,917,200
========================================================================

FOOD DISTRIBUTORS-0.42%

Performance Food Group Co.(a)                      35,000      1,227,800
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.46%

Apria Healthcare Group Inc.(a)                     40,000        938,000
------------------------------------------------------------------------
Henry Schein, Inc.(a)                              25,000      1,078,750
------------------------------------------------------------------------
Renal Care Group, Inc.(a)                          68,700      2,225,880
========================================================================
                                                               4,242,630
========================================================================

HEALTH CARE EQUIPMENT-4.67%

Advanced Neuromodulation Systems, Inc.(a)(b)       75,000      3,140,250
------------------------------------------------------------------------
CTI Molecular Imaging, Inc.(a)                     85,000      1,560,600
------------------------------------------------------------------------
Hologic, Inc.(a)                                  125,000      1,125,000
------------------------------------------------------------------------
ResMed Inc.                                        50,000      1,834,000
------------------------------------------------------------------------
Respironics, Inc.(a)                               50,000      1,921,000
------------------------------------------------------------------------
STERIS Corp.(a)                                    85,000      1,929,500
------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                      75,000      1,423,500
------------------------------------------------------------------------
Zoll Medical Corp.(a)                              20,000        646,000
========================================================================
                                                              13,579,850
========================================================================

HEALTH CARE FACILITIES-1.58%

Community Health Systems Inc.(a)                   40,000        760,000
------------------------------------------------------------------------
LifePoint Hospitals, Inc.                         110,000      2,147,200
------------------------------------------------------------------------
VCA Antech, Inc.(a)                               100,000      1,678,900
========================================================================
                                                               4,586,100
========================================================================

HEALTH CARE SUPPLIES-2.37%

Fisher Scientific International Inc.(a)           125,000      3,601,250
------------------------------------------------------------------------
Interpore International, Inc.(a)                  370,000      3,296,700
========================================================================
                                                               6,897,950
========================================================================

HOMEBUILDING-0.68%

William Lyon Homes, Inc.(a)                        70,000      1,962,800
========================================================================

HOTELS, RESORTS & CRUISE LINES-1.60%

Intrawest Corp. (Canada)                          400,000      4,664,000
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INDUSTRIAL GASES-0.64%

Airgas, Inc.(a)                                    92,000   $  1,861,160
========================================================================

INDUSTRIAL MACHINERY-0.67%

ESCO Technologies Inc.(a)                          50,000      1,960,500
========================================================================

INSURANCE BROKERS-0.31%

Hilb, Rogal and Hamilton Co.                       25,000        888,750
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.31%

Intrado Inc.(a)                                   365,000      3,803,300
========================================================================

INTERNET SOFTWARE & SERVICES-1.27%

Netegrity, Inc.(a)                                300,000      1,422,000
------------------------------------------------------------------------
SonicWALL, Inc.(a)                                634,999      2,266,946
========================================================================
                                                               3,688,946
========================================================================

IT CONSULTING & SERVICES-4.62%

Anteon International Corp.(a)                      75,600      1,790,208
------------------------------------------------------------------------
BearingPoint, Inc.(a)                             325,000      2,655,250
------------------------------------------------------------------------
CACI International Inc.-Class A(a)                100,000      3,493,000
------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            40,000        718,400
------------------------------------------------------------------------
Gartner, Inc. -- Class A(a)                       300,000      2,382,000
------------------------------------------------------------------------
Keane, Inc.(a)                                    250,000      2,410,000
========================================================================
                                                              13,448,858
========================================================================

LEISURE FACILITIES-0.42%

Speedway Motorsports, Inc.                         50,000      1,215,500
========================================================================

LEISURE PRODUCTS-1.93%

Oakley, Inc.(a)                                   180,000      1,890,000
------------------------------------------------------------------------
RC2 Corp.(a)(b)                                   235,000      3,731,800
========================================================================
                                                               5,621,800
========================================================================

MANAGED HEALTH CARE-0.82%

Mid Atlantic Medical Services, Inc.(a)             55,000      2,395,250
========================================================================

METAL & GLASS CONTAINERS-0.52%

Intertape Polymer Group Inc. (Canada)(a)          300,000      1,500,000
========================================================================

MUTUAL FUNDS-1.99%

S&P MidCap 400 Depositary Receipts Trust
  Series 1                                         72,000      5,778,720
========================================================================

OIL & GAS DRILLING-1.24%

Precision Drilling Corp. (Canada)(a)(b)           105,000      3,609,900
========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.60%

Cal Dive International, Inc.(a)                    90,000      1,449,000
------------------------------------------------------------------------
Horizon Offshore, Inc.(a)                         500,000      1,835,000
------------------------------------------------------------------------
Key Energy Services, Inc.(a)                      350,000      3,524,500
------------------------------------------------------------------------
Maverick Tube Corp.(a)                            205,000      3,646,950
========================================================================
                                                              10,455,450
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS EXPLORATION & PRODUCTION-2.83%

Ultra Petroleum Corp.(a)                          655,000   $  6,550,000
------------------------------------------------------------------------
Westport Resources Corp.(a)                        80,000      1,667,200
========================================================================
                                                               8,217,200
========================================================================

PACKAGED FOODS & MEATS-0.37%

J. M. Smucker Co. (The)                            30,000      1,088,400
========================================================================

PHARMACEUTICALS-4.17%

Angiotech Pharmaceutical, Inc. (Canada)(a)(b)     125,000      2,990,000
------------------------------------------------------------------------
IVAX Corp.(a)                                     200,000      3,214,000
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)            80,000      4,611,200
------------------------------------------------------------------------
Pharmaceutical Resources, Inc.(a)(b)               30,000      1,318,500
========================================================================
                                                              12,133,700
========================================================================

PUBLISHING-2.45%

Fidelity National Information Solutions,
  Inc.(a)                                         165,000      2,895,750
------------------------------------------------------------------------
Getty Images, Inc.(a)                             125,000      4,231,250
========================================================================
                                                               7,127,000
========================================================================

RAILROADS-0.89%

Genesee & Wyoming Inc.-Class A(a)                  65,000      1,124,500
------------------------------------------------------------------------
RailAmerica, Inc.(a)                              200,000      1,470,000
========================================================================
                                                               2,594,500
========================================================================

REAL ESTATE-0.89%

Macerich Co. (The)(b)                              30,000        990,000
------------------------------------------------------------------------
RFS Hotel Investors, Inc.                         150,000      1,611,000
========================================================================
                                                               2,601,000
========================================================================

REINSURANCE-0.89%

IPC Holdings, Ltd. (Bermuda)                       75,000      2,576,250
========================================================================

RESTAURANTS-2.43%

CEC Entertainment Inc.(a)                          26,800        806,948
------------------------------------------------------------------------
Chicago Pizza & Brewery, Inc.(a)                  175,000      1,499,750
------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                 40,000      1,676,000
------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)            50,000      1,456,500
------------------------------------------------------------------------
Sonic Corp.(a)                                     60,000      1,620,600
========================================================================
                                                               7,059,798
========================================================================

SEMICONDUCTOR EQUIPMENT-3.09%

Amkor Technology, Inc.(a)                         225,000      1,703,250
------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                       100,000        477,000
------------------------------------------------------------------------
Cabot Microelectronics Corp.(a)                    25,000      1,080,500
------------------------------------------------------------------------
Cymer, Inc.(a)                                     58,200      1,661,610
------------------------------------------------------------------------
LTX Corp.(a)                                      104,600        706,050
------------------------------------------------------------------------
MKS Instruments, Inc.(a)                          150,000      2,094,000
------------------------------------------------------------------------
Photronics, Inc.(a)(b)                            100,000      1,257,000
========================================================================
                                                               8,979,410
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SEMICONDUCTORS-1.76%

Applied Micro Circuits Corp.(a)                   400,000   $  1,792,000
------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                          360,000      1,944,000
------------------------------------------------------------------------
Cree, Inc.(a)                                      70,000      1,396,500
========================================================================
                                                               5,132,500
========================================================================

SPECIALTY STORES-2.96%

CSK Auto Corp.(a)                                 175,000      1,793,750
------------------------------------------------------------------------
Guitar Center Inc.(a)                             130,000      3,010,800
------------------------------------------------------------------------
Linens 'n Things, Inc.(a)                          85,000      1,801,150
------------------------------------------------------------------------
Regis Corp.                                        35,000        991,550
------------------------------------------------------------------------
Restoration Hardware, Inc.(a)                     251,200      1,004,800
========================================================================
                                                               8,602,050
========================================================================

SYSTEMS SOFTWARE-0.92%

Radiant Systems, Inc.(a)                          255,000      1,614,150
------------------------------------------------------------------------
SafeNet, Inc.(a)                                   45,000      1,064,700
========================================================================
                                                               2,678,850
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.54%

Arris Group Inc.(a)                               400,000      1,560,400
========================================================================

TRUCKING-0.46%

Yellow Corp.(a)                                    50,000      1,335,000
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $234,482,436)                          252,813,414
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-1.72%

1.13%, 06/19/03 (Cost $4,992,405)(c)           $5,000,000(d)   4,992,405
========================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
OPTIONS PURCHASED-0.95%

CALLS-0.03%

  QLogic Corp.                                     400      $42.5       May-03       101,000
============================================================================================

PUTS-0.92%

  Intel Corp.                                    1,500       17.5       Jul-03       150,000
--------------------------------------------------------------------------------------------
  S&P 500 Index                                    215        850       May-03        31,175
--------------------------------------------------------------------------------------------
  S&P 500 Index                                    595        900       Jul-03     1,639,225
--------------------------------------------------------------------------------------------
  S&P 500 Index                                    310        750       Sep-03       229,400
--------------------------------------------------------------------------------------------
  S&P 500 Index                                    200        875       Sep-03       617,000
============================================================================================
                                                                                   2,666,800
============================================================================================
    Total Options Purchased (Cost $4,602,622)                                      2,767,800
============================================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
MONEY MARKET FUNDS-9.18%

STIC Liquid Assets Portfolio(e)                13,352,701   $ 13,352,701
------------------------------------------------------------------------
STIC Prime Portfolio(e)                        13,352,701     13,352,701
========================================================================
    Total Money Market Funds (Cost
      $26,705,402)                                            26,705,402
========================================================================
TOTAL INVESTMENTS-98.78% (Cost $270,782,865)                 287,279,021
========================================================================
OTHER ASSETS LESS LIABILITIES-1.22%                            3,545,917
========================================================================
NET ASSETS-100.00%                                          $290,824,938
========================================================================

                                                 SHARES
                                                  SOLD
                                                 SHORT
------------------------------------------------------------------------
SECURITIES SOLD SHORT-12.14%(f)

Anixter International Inc. (Electronic
  Equipment & Instruments)                         55,000      1,263,900
------------------------------------------------------------------------
Biosite Diagnostics Inc. (Health Care
  Equipment)                                       78,000      3,329,040
------------------------------------------------------------------------
Cray, Inc. (Computer Hardware)                     75,000        566,250
------------------------------------------------------------------------
Foundry Networks, Inc. (Networking Equipment)     215,000      2,339,200
------------------------------------------------------------------------
Hot Topic, Inc. (Apparel Retail)                   45,000      1,100,250
------------------------------------------------------------------------
International Game Technology (Casinos &
  Gambling)                                        18,000      1,553,400
------------------------------------------------------------------------

                                                 SHARES
                                                  SOLD         MARKET
                                                 SHORT         VALUE
------------------------------------------------------------------------
SECURITIES SOLD SHORT-(CONTINUED)

KB HOME (Homebuilding)                             43,200      2,128,464
------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. (Restaurants)         64,000   $  2,078,720
------------------------------------------------------------------------
Lennar Corp. (Homebuilding)                        26,800      1,453,632
------------------------------------------------------------------------
Manhattan Associates, Inc. (IT Consulting &
  Services)                                        30,000        725,700
------------------------------------------------------------------------
Network Appliance, Inc. (Computer Storage &
  Peripherals)                                    165,000      2,191,200
------------------------------------------------------------------------
Premcor Inc. (Oil & Gas Refining, Marketing &
  Transportation)                                  50,000      1,114,500
------------------------------------------------------------------------
Qlogic Corp. (Semiconductors)                      80,000      3,519,200
------------------------------------------------------------------------
QUALCOMM Inc. (Telecommunications Equipment)       45,000      1,435,050
------------------------------------------------------------------------
Stryker Corp. (Health Care Equipment)              40,000      2,680,400
------------------------------------------------------------------------
SurModics, Inc. (Health Care Supplies)            120,000      4,360,800
------------------------------------------------------------------------
Tesoro Petroleum Corp. (Oil & Gas Refining,
  Marketing & Transportation)                     175,000      1,359,750
------------------------------------------------------------------------
Xerox Corp. (Office Electronics)                   62,900        620,194
------------------------------------------------------------------------
Yum! Brands, Inc. (Restaurants)                    60,000      1,482,000
========================================================================
    Total Securities Sold Short                             $ 35,301,650
________________________________________________________________________
========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section G and Note 8.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section H and Note 10.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) Collateral on short sales was segregated by the Fund in the amount of $48,031,951 which represents 136% of market value of securities sold short.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $270,782,865)                                $287,279,021
-----------------------------------------------------------
Cash                                              6,493,222
-----------------------------------------------------------
Receivables for:
  Investments sold                               16,781,404
-----------------------------------------------------------
  Fund shares sold                                  177,667
-----------------------------------------------------------
  Dividends and interest                             43,754
-----------------------------------------------------------
  Investments sold short                         31,742,383
-----------------------------------------------------------
Investment for deferred compensation plan            25,149
-----------------------------------------------------------
Other assets                                        114,840
===========================================================
     Total assets                               342,657,440
___________________________________________________________
===========================================================


LIABILITIES:

Payables for:
  Investments purchased                          14,368,701
-----------------------------------------------------------
  Fund shares reacquired                            832,046
-----------------------------------------------------------
  Short stock rebates                                13,827
-----------------------------------------------------------
  Options written (premiums received
     $439,237)                                      507,900
-----------------------------------------------------------
  Deferred compensation plan                         25,149
-----------------------------------------------------------
  Short positions covered                           404,895
-----------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $31,742,383)        35,301,650
-----------------------------------------------------------
Accrued distribution fees                           239,108
-----------------------------------------------------------
Accrued trustees' fees                                  856
-----------------------------------------------------------
Accrued transfer agent fees                          47,940
-----------------------------------------------------------
Accrued operating expenses                           90,430
===========================================================
     Total liabilities                           51,832,502
===========================================================
Net assets applicable to shares outstanding    $290,824,938
___________________________________________________________
===========================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                  $351,227,441
-----------------------------------------------------------
Undistributed net investment income (loss)       (1,979,841)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts,
  option contracts and securities sold short    (73,341,902)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts, option
  contracts and securities sold short            14,919,240
===========================================================
                                               $290,824,938
___________________________________________________________
===========================================================




NET ASSETS:

Class A                                        $156,251,205
___________________________________________________________
===========================================================
Class B                                        $116,571,095
___________________________________________________________
===========================================================
Class C                                        $ 18,002,638
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                          15,169,961
___________________________________________________________
===========================================================
Class B                                          11,869,904
___________________________________________________________
===========================================================
Class C                                           1,830,458
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.30
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $10.30 divided by
      94.50%)                                  $      10.90
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       9.82
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.84
___________________________________________________________
===========================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $    267,737
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       142,273
--------------------------------------------------------------------------
Interest                                                            76,554
==========================================================================
     Total investment income                                       486,564
==========================================================================


EXPENSES:

Advisory fees                                                      857,321
--------------------------------------------------------------------------
Administrative services fees                                        42,643
--------------------------------------------------------------------------
Custodian fees                                                      27,593
--------------------------------------------------------------------------
Distribution fees -- Class A                                       284,980
--------------------------------------------------------------------------
Distribution fees -- Class B                                       593,249
--------------------------------------------------------------------------
Distribution fees -- Class C                                        85,227
--------------------------------------------------------------------------
Interest                                                           106,001
--------------------------------------------------------------------------
Transfer agent fees                                                168,617
--------------------------------------------------------------------------
Trustees' fees                                                       4,558
--------------------------------------------------------------------------
Dividends on short sales                                           100,652
--------------------------------------------------------------------------
Short stock rebates                                                 38,861
--------------------------------------------------------------------------
Other                                                              124,719
==========================================================================
     Total expenses                                              2,434,421
==========================================================================
Less: Fees waived and expenses paid indirectly                      (4,646)
==========================================================================
     Net expenses                                                2,429,775
==========================================================================
Net investment income (loss)                                    (1,943,211)
==========================================================================


REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                        (24,001,814)
--------------------------------------------------------------------------
  Futures contracts                                                  4,888
--------------------------------------------------------------------------
  Option contracts written                                         898,912
--------------------------------------------------------------------------
  Securities sold short                                         (5,968,829)
==========================================================================
                                                               (29,066,843)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         35,370,647
--------------------------------------------------------------------------
  Futures contracts                                              2,051,014
--------------------------------------------------------------------------
  Option contracts written                                         155,616
--------------------------------------------------------------------------
  Securities sold short                                         (2,834,575)
==========================================================================
                                                                34,742,702
==========================================================================
Net gain from investment securities, futures contracts,
  option contracts and securities sold short                     5,675,859
==========================================================================
Net increase in net assets resulting from operations          $  3,732,648
__________________________________________________________________________
==========================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $ (1,943,211)   $  (2,821,873)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts, option contracts and securities sold
    short                                                      (29,066,843)     (33,464,030)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                         34,742,702      (46,550,475)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  3,732,648      (82,836,378)
===========================================================================================
Share transactions-net:
  Class A                                                      (15,911,542)     (53,330,197)
-------------------------------------------------------------------------------------------
  Class B                                                      (10,993,986)     (48,093,097)
-------------------------------------------------------------------------------------------
  Class C                                                          507,919       (4,710,961)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (26,397,609)    (106,134,255)
===========================================================================================
    Net increase (decrease) in net assets                      (22,664,961)    (188,970,633)
===========================================================================================

NET ASSETS:

  Beginning of period                                          313,489,899      502,460,532
===========================================================================================
  End of period                                               $290,824,938    $ 313,489,899
___________________________________________________________________________________________
===========================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities I Fund, (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

       The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

G. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

H. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

I. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee is adjusted, on a monthly basis, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the Russell 2000 Index, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the Russell 2000 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $2,130.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $42,643 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $111,149 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $284,980, $593,249 and $85,227 respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $16,328 in front-end sales commissions from the sale of Class A shares and $0, $7 and $439 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,539 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,048 and reductions in custodian fees of $468 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $2,516.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by J.P. Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

    During the six months ended April 30, 2003, the average outstanding daily balance of bank loans for the Fund was $3,950,276 with a weighted average interest rate of 2.08%.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under this facility during the six months ended April 30, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                         CAPITAL LOSS
EXPIRATION                               CARRYFORWARD
-----------------------------------------------------
October 31, 2009                         $ 7,727,239
-----------------------------------------------------
October 31, 2010                          25,550,670
=====================================================
Total capital loss carryforward          $33,277,909
_____________________________________________________
=====================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $254,056,097 and $285,929,875, respectively. The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                        $ 31,124,246
-----------------------------------------------------------
  Securities sold short                              39,581
-----------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                         (19,198,580)
-----------------------------------------------------------
  Securities sold short                          (3,685,556)
===========================================================
Net unrealized appreciation of investment
  securities                                   $  8,279,691
___________________________________________________________
===========================================================
Cost of investments for tax purposes is $275,353,355
Proceeds from securities sold short for tax purposes are
$31,655,675.


NOTE 8--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              ------------------------
                                                              NUMBER OF     PREMIUMS
                                                              CONTRACTS     RECEIVED
--------------------------------------------------------------------------------------
Beginning of period                                              4,621     $   582,414
--------------------------------------------------------------------------------------
Written                                                         27,112       2,748,832
--------------------------------------------------------------------------------------
Closed                                                         (10,411)     (1,151,888)
--------------------------------------------------------------------------------------
Exercised                                                      (10,137)     (1,122,011)
--------------------------------------------------------------------------------------
Expired                                                         (6,525)       (627,200)
======================================================================================
End of period                                                    4,660     $   430,147
______________________________________________________________________________________
======================================================================================


  Open call option contracts written at April 30, 2003 were as follows:

                                                                                                    APRIL 30,
                                                                                                      2003        UNREALIZED
                                                         CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET      APPRECIATION
ISSUE                                                     MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Advanced Neuromodulation Systems, Inc.                    May-03    $  40        100    $ 39,698    $ 28,000       $ 11,698
------------------------------------------------------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc.                           Jun-03     22.5        800     137,458     232,000        (94,542)
------------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                        Sep-03       35        300       9,900       9,000            900
------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. -- Class A                   Jun-03       60        250      23,212      23,125             87
------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide Inc.                                    May-03     17.5      1,000      62,997      52,500         10,497
------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Resources, Inc.                            May-03       45        300      35,098      25,500          9,598
------------------------------------------------------------------------------------------------------------------------------
Photronics, Inc.                                          May-03     12.5      1,000      37,998      62,500        (24,502)
------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.                                  Jun-03       35        350      40,108      42,875         (2,767)
------------------------------------------------------------------------------------------------------------------------------
RC2 Corp.                                                 Jun-03     17.5        560      43,678      29,400         14,278
==============================================================================================================================
                                                                               4,660    $430,147    $504,900       $(74,753)
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 9--PUT OPTION CONTRACTS WRITTEN

Transactions in put options contracts written during the six months ended April 30, 2003 are summarized as follows:

                                    PUT OPTION CONTRACTS
                                    ---------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS      PAID
---------------------------------------------------------
Beginning of period                     --        $   --
---------------------------------------------------------
Purchased                              600         9,090
---------------------------------------------------------
Closed                                  --            --
=========================================================
End of period                          600        $9,090
_________________________________________________________
=========================================================


    Open put option contracts written at April 30, 2003 were as follows:

                                                                  APRIL 30,
                                                                    2003
                       CONTRACT   STRIKE   NUMBER OF   PREMIUMS    MARKET      UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS   RECEIVED     VALUE     APPRECIATION
------------------------------------------------------------------------------------------
QLogic Corp.            May-03     $33        600       $9,090     $3,000        $6,090
__________________________________________________________________________________________
==========================================================================================

NOTE 10--FUTURES CONTRACTS

On April 30, 2003, $2,159,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                        NO. OF       MONTH/        MARKET       UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT       VALUE      APPRECIATION
---------------------------------------------------------------------------
S&P 500 Index             136      Jun-03/Long   $31,147,400    $2,051,014
___________________________________________________________________________
===========================================================================


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                     SIX MONTHS ENDED                      YEAR ENDED
                                                                      APRIL 30, 2003                    OCTOBER 31, 2002
                                                              ------------------------------    ---------------------------------
                                                                  SHARES           AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        2,205,038      $ 22,519,495        1,551,373       $  18,830,148
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                          582,677         5,589,017          486,345           5,413,348
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                          459,198         4,374,275          225,740           2,715,714
=================================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                           48,108           477,155           49,101             574,524
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                          (50,394)         (477,155)         (51,410)           (574,524)
=================================================================================================================================
Reacquired:
  Class A                                                       (3,943,720)      (38,908,192)      (6,143,450)        (72,734,869)
---------------------------------------------------------------------------------------------------------------------------------
  Class B                                                       (1,707,976)      (16,105,848)      (4,722,275)        (52,931,921)
---------------------------------------------------------------------------------------------------------------------------------
  Class C                                                         (405,768)       (3,866,356)        (659,122)         (7,426,675)
=================================================================================================================================
                                                                (2,812,837)     $(26,397,609)       9,263,698       $(106,134,255)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

  The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                        CLASS A
                        --------------------------------------------------------------------------------------------------------
                                                                                                                 JUNE 29, 1998
                                                                  THREE MONTHS                                  (DATE OPERATIONS
                        SIX MONTHS            YEAR ENDED             ENDED                YEAR ENDED             COMMENCED) TO
                          ENDED                OCTOBER            OCTOBER 31,              JULY 31,                 JULY 31,
                        APRIL 30,       ----------------------    ------------      ----------------------      ----------------
                           2003           2002          2001          2000            2000          1999              1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period    $  10.10       $  12.49      $  26.05      $  25.79        $  14.86      $   9.76          $  10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment
    income (loss)           (0.05)         (0.04)(a)      0.05          0.03           (0.14)(b)     (0.09)(b)          0.02(b)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses)
    on securities
    (both realized and
    unrealized)              0.25          (2.35)        (3.51)         0.23           11.97          5.20             (0.26)
================================================================================================================================
    Total from
      investment
      operations             0.20          (2.39)        (3.46)         0.26           11.83          5.11             (0.24)
================================================================================================================================
Less distributions:
  Dividends from net
    investment income          --             --         (0.01)           --              --         (0.01)               --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from
    net realized gains         --             --        (10.09)           --           (0.90)           --                --
================================================================================================================================
    Total
      distributions            --             --        (10.10)           --           (0.90)        (0.01)               --
================================================================================================================================
Net asset value, end
  of period              $  10.30       $  10.10      $  12.49      $  26.05        $  25.79      $  14.86          $   9.76
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)              1.98%        (19.14)%      (18.27)%        1.01%          81.64%        52.36%            (2.40)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)               $156,251       $170,276      $267,260      $442,913        $449,044      $205,721          $107,540
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and expenses
  related to short
  sales):
  With fee waivers           1.33%(d)       0.78%         1.15%         1.50%(e)        1.73%         2.35%             1.59%(e)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers        1.33%(d)       0.88%         1.25%         1.60%(e)        1.81%         2.35%             1.59%(e)
================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and expenses
  related to short
  sales):
  With fee waivers           1.17%(d)       0.72%         1.13%         1.41%(e)        1.47%         1.74%             1.59%(e)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers        1.17%(d)       0.82%         1.23%         1.51%(e)        1.55%         1.74%             1.59%(e)
================================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets                (1.01)%(d)     (0.30)%(a)     0.30%         0.39%(e)       (0.63)%       (1.44)%            2.00%(e)
================================================================================================================================
Ratio of interest
  expense and expenses
  related to short
  sales to average net
  assets                     0.16%(d)       0.06%         0.02%         0.09%(e)        0.26%         0.61%             0.00
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover
  rate(f)                      94%           225%          250%           52%            198%          220%               13%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $164,194,906.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                         CLASS B
                         --------------------------------------------------------------------------------------------------------
                                                                                                                  JULY 13, 1998
                                                                   THREE MONTHS                                  (DATE OPERATIONS
                         SIX MONTHS            YEAR ENDED             ENDED                YEAR ENDED             COMMENCED) TO
                           ENDED              OCTOBER 31,          OCTOBER 31,              JULY 31,                 JULY 31,
                         APRIL 30,       ----------------------    ------------      ----------------------      ----------------
                            2003           2002          2001          2000            2000          1999              1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period     $   9.66       $  12.03      $  25.61      $  25.41        $  14.75      $   9.76          $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                   (0.08)         (0.14)(a)     (0.07)        (0.02)          (0.30)(b)     (0.17)(b)         0.01(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)               0.24          (2.23)        (3.42)         0.22           11.86          5.17            (0.32)
=================================================================================================================================
    Total from
      investment
      operations              0.16          (2.37)        (3.49)         0.20           11.56          5.00            (0.31)
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income           --             --            --            --              --         (0.01)              --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from
    net realized gains          --             --        (10.09)           --           (0.90)           --               --
=================================================================================================================================
Net asset value, end of
  period                  $   9.82       $   9.66      $  12.03      $  25.61        $  25.41      $  14.75          $  9.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)               1.66%        (19.70)%      (18.93)%        0.79%          80.38%        51.30%           (3.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s omitted)   $116,571       $126,022      $208,563      $325,957        $326,571      $153,793          $84,285
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and expenses
  related to short
  sales)                      1.98%(d)       1.53%         1.91%         2.27%(e)        2.48%         3.03%            2.30%(e)
=================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and expenses
  related to short
  sales)                      1.82%(d)       1.47%         1.89%         2.18%(e)        2.22%         2.42%            2.30%(e)
=================================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets         (1.66)%(d)     (1.05)%(a)    (0.46)%       (0.37)%(e)      (1.38)%       (2.12)%           1.29%(e)
=================================================================================================================================
Ratio of interest
  expense and expenses
  related to short
  sales to average net
  assets                      0.16%(d)       0.06%         0.02%         0.09%(e)        0.26%         0.61%            0.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover
  rate(f)                       94%           225%          250%           52%            198%          220%              13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $119,633,104.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                               CLASS C
                                     --------------------------------------------------------------------------------------------
                                                                                                                   DECEMBER 31,
                                                                                                                       1998
                                                                               THREE MONTHS         YEAR           (DATE SALES
                                     SIX MONTHS            YEAR ENDED             ENDED            ENDED          COMMENCED) TO
                                       ENDED               OCTOBER 31,         OCTOBER 31,        JULY 31,           JULY 31,
                                     APRIL 30,        ---------------------    ------------       --------       ----------------
                                        2003           2002          2001          2000             2000               1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $  9.67         $ 12.05       $ 25.63      $ 25.43          $ 14.78             $11.70
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.08)          (0.14)(a)     (0.07)       (0.02)           (0.32)(b)          (0.11)(b)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.25            2.24         (3.42)        0.22            11.87               3.19
=================================================================================================================================
    Total from investment
      operations                         0.17           (2.38)        (3.49)        0.20            11.55               3.08
=================================================================================================================================
Less distributions from net
  realized gains                           --              --        (10.09)          --            (0.90)                --
=================================================================================================================================
Net asset value, end of period        $  9.84         $  9.67       $ 12.05      $ 25.63          $ 25.43             $14.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          1.76%         (19.75)%      (18.91)%       0.79%           80.15%             29.31%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $18,003         $17,192       $26,637      $46,111          $44,557             $5,977
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and expenses related to
  short sales)                           1.98%(d)        1.53%         1.91%        2.27%(e)         2.48%              3.03%(e)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and expenses related to
  short sales)                           1.82%(d)        1.47%       (18.91)%       2.18%(e)         2.22%              2.42%(e)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (1.66)%(d)      (1.05)%(a)    (0.46)%      (0.37)%(e)       (1.38)%            (2.12)%(e)
=================================================================================================================================
Ratio of interest expense and
  expenses related to short sales
  to average net assets                  0.16%(d)        0.06%         0.02%        0.09%(e)         0.26%              0.61%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                 94%            225%          250%          52%             198%               220%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premium on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(b)  Calculated using average shares outstanding.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $17,186,692.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES             OFFICERS                              OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                      11 Greenway Plaza
                              Chairman and President                Suite 100
Mark H. Williamson                                                  Houston, TX 77046
                              Mark H. Williamson
Frank S. Bayley               Executive Vice President              INVESTMENT ADVISOR

Bruce L. Crockett             Kevin M. Carome                       A I M Advisors, Inc.
                              Senior Vice President                 11 Greenway Plaza
Albert R. Dowden                                                    Suite 100
                              Gary T. Crum                          Houston, TX 77046
Edward K. Dunn Jr.            Senior Vice President
                                                                    TRANSFER AGENT
Jack M. Fields                Dana R. Sutton
                              Vice President and Treasurer          A I M Fund Services, Inc.
Carl Frischling                                                     P.O. Box 4739
                              Stuart W. Coco                        Houston, TX 77210-4739
Prema Mathai-Davis            Vice President
                                                                    CUSTODIAN
Lewis F. Pennock              Melville B. Cox
                              Vice President                        State Street Bank and Trust Company
Ruth H. Quigley                                                     225 Franklin Street
                              Edgar M. Larsen                       Boston, MA 02110
Louis S. Sklar                Vice President
                                                                    COUNSEL TO THE FUND
                              Nancy L. Martin
                              Secretary                             Ballard Spahr
                                                                    Andrews & Ingersoll, LLP
                                                                    1735 Market Street
                                                                    Philadelphia, PA 19103

                                                                    COUNSEL TO THE TRUSTEES

                                                                    Kramer, Levin, Naftalis & Frankel LLP
                                                                    919 Third Avenue
                                                                    New York, NY 10022

                                                                    DISTRIBUTOR

                                                                    A I M Distributors, Inc.
                                                                    11 Greenway Plaza
                                                                    Suite 100
                                                                    Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

DOMESTIC EQUITY                                 INTERNATIONAL/GLOBAL EQUITY                  FIXED INCOME

AIM Aggressive Growth Fund                      AIM Asia Pacific Growth Fund(2)              TAXABLE
AIM Balanced Fund*                              AIM Developing Markets Fund
AIM Basic Balanced Fund*                        AIM European Growth Fund(2)                  AIM Floating Rate Fund
AIM Basic Value Fund                            AIM European Small Company Fund              AIM High Yield Fund
AIM Blue Chip Fund                              AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Capital Development Fund                    AIM Global Growth Fund                       AIM Intermediate Government Fund
AIM Charter Fund                                AIM Global Trends Fund                       AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                          AIM Global Value Fund(5)                     AIM Money Market Fund
AIM Dent Demographic Trends Fund                AIM International Core Equity Fund(2)        AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)                AIM International Emerging Growth Fund       AIM Total Return Bond Fund
AIM Emerging Growth Fund                        AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                               TAX-FREE
AIM Large Cap Growth Fund                       SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                    AIM Global Energy Fund                       AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)                 AIM Global Financial Services Fund           AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                         AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                   AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)                  AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)                 AIM New Technology Fund
AIM Premier Equity Fund(2)                      AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

Mutual          Retirement      Annuities       College         Separately      Offshore        Alternative     Cash
Funds           Products                        Savings         Managed         Products        Investments     Management
                                                Plans           Accounts

                                             (AIM INVESTMENTS LOGO APPEARS HERE)
                                                                 --Servicemark--

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.


AIMinvestments.com                                                    OPP1-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                            AIM OPPORTUNITIES II FUND

                                  [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your Goals. Our Solutions.
                                 --Servicemark--

                         AIM Opportunities II Fund seeks
                          long-term growth of capital.

               NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

           This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                   [PIE CHART]

CONSUMER DISCRETIONARY                         24%

OTHER                                          17%

INDUSTRIALS                                     9%

FINANCIALS                                     10%

ENERGY                                         11%

HEALTH CARE                                    12%

INFORMATION TECHNOLOGY                         17%

TOTAL NUMBER OF LONG HOLDINGS*                 140
TOTAL NET ASSETS                    $176.9 MILLION

================================================================================
================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

                                  [BAR CHART]

CLASS A SHARES
Inception (12/30/98)                    9.66%
 1 Year                               -17.67

CLASS B SHARES
Inception (11/12/99)                   -7.71%
 1 Year                               -17.82

CLASS C SHARES
Inception (11/12/99)                   -6.89%
 1 Year                               -14.36

In addition to fund returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) for periods ending 3/31/03, the most recent calendar quarter-end, which were as follows. Class A shares, inception (12/30/98), 8.43%; one year, -23.35%. Class B shares, inception (11/12/99), -9.38%; one year, -23.49%. Class C shares, inception (11/12/99), -8.54%; one year, -20.21%.

================================================================================
================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


CLASS A SHARES                                        4.09%

CLASS B SHARES                                        3.73

CLASS C SHARES                                        3.73

S&P MIDCAP 400 INDEX                                  3.98
(Broad Market Index and Style-Specific Index)

LIPPER MID-CAP GROWTH FUND INDEX                      4.94
(Peer Group)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================

=================================================================================================================================
TOP 10 LONG POSITIONS*                         TOP 10 SHORT POSITIONS               TOP 10 INDUSTRIES*
                                                                                    (long positions only)
---------------------------------------------------------------------------------------------------------------------------------
 1. Ultra Petroleum Corp.               2.3%    1. QLogic Corp.             1.2%     1. Oil & Gas Equipment & Services       5.1%

 2. S&P MidCap 400 Depositary Receipts          2. Stryker Corp.            0.9      2. Health Care Distributors & Services  4.5
    Trust Series 1                      2.0
                                                3. Foundry Networks, Inc.   0.8      3. Broadcasting & Cable TV              3.8
 3. Harman International Industries,
    Inc.                                1.7     4. Network Appliance        0.8      4. Oil & Gas Exploration & Production   3.7

 4. Intrawest Corp. (Canada)            1.5     5. KB HOME                  0.8      5. Pharmaceuticals                      3.7

 5. Medicis Pharmaceutical Corp.-               6. SurModics, Inc.          0.7      6. Apparel Retail                       3.4
    Class A                             1.5
                                                7. Teekay Shipping Corp.    0.6      7. Application Software                 3.3
 6. Getty Images, Inc.                  1.4
                                                8. VERITAS Software Corp.   0.6      8. Publishing                           3.3
 7. Intrado Inc.                        1.3
                                                9. Yum! Brands, Inc.        0.6      9. Banks                                3.2
 8. Westwood One, Inc.                  1.3
                                               10. International Game               10. Diversified Financial Services       3.2
 9. Nordstrom, Inc.                     1.3        Technology               0.5

10. Precision Drilling Corp. (Canada)   1.3

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

=================================================================================================================================

ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Effective July 1, 2002, AIM Mid Cap Opportunities Fund was renamed AIM Opportunities II Fund.

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Opportunities II Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some cycles. A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments have a magnified impact when the fund's asset base is relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

o Leveraging and short selling, along with other hedging strategies, may present higher risks, but also offer greater potential rewards. Since stock prices can rise without limit, short sales are riskier because of unlimited exposure to loss until the position is covered. The fund, which is not a complete investment program, may not be appropriate for all investors. There is no guarantee that the fund managers' investment strategies will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.

o Investing in small and mid-sized companies may involve risks not associated with investing in more established companies. Also, small companies may have business risk, significant stock price fluctuations and illiquidity.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Mid-Cap Growth Fund Index represents an average of the performance of the 30 largest mid-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's MidCap 400 Index (the S&P 400) represents the performance of mid-capitalization stocks.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses. Performance of a market index does not.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT aiminvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Opportunities II Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance
GENERALLY, MID-     as of the close of the reporting period appear on the
AND SMALL-CAP       opposite page. This letter will provide an overview of the
STOCKS              markets and your fund during the six months covered by this
OUTPERFORMED        report. As always, timely information about your fund and
LARGE-CAP STOCKS,   the markets in general is available at our Web site,
AND THE VALUE       aiminvestments.com.
INVESTMENT STYLE
OUTPERFORMED THE    MARKET CONDITIONS
GROWTH INVESTMENT
STYLE DURING THE    Positive performance during March and April 2003 enabled
SIX-MONTH           major stock market indexes to post gains for the reporting
REPORTING PERIOD.   period. For example, the unmanaged Standard & Poor's
ROBERT H. GRAHAM    Composite Index of 500 Stocks (the S&P 500), an index of
                    common stocks frequently used as a general measure of U.S.
stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

    AIM Opportunities II Fund achieved positive results at net asset value for the six-month period. The consumer discretionary and information technology sectors were the largest sectors at the end of the period, as they had been at the beginning, though the percentage of assets in information technology declined over the period.

    Portfolio managers Steven A. Brase, Brant H. DeMuth, Robert C. Leslie, and Charles D. Scavone also made some changes over the six months in some of the sectors in which the fund has lower participation. The next-largest sectors at the end of the period were health care, energy and industrials. The proportion of assets invested in the health care sector declined somewhat during the six months, while the fund's participation in the energy and industrial sectors increased.

IN CLOSING

I thank you for your continued participation in AIM Opportunities II Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-92.50%

ADVERTISING-0.61%

Lamar Advertising Co.(a)                           30,000      $  1,077,600
===========================================================================

AEROSPACE & DEFENSE-1.51%

Alliant Techsystems Inc.(a)                        25,000         1,343,000
---------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)(b)            30,000         1,332,000
===========================================================================
                                                                  2,675,000
===========================================================================

AIR FREIGHT & LOGISTICS-0.84%

Ryder System, Inc.                                 60,000         1,490,400
===========================================================================

ALTERNATIVE CARRIERS-0.40%

Level 3 Communications, Inc.(a)                   125,000           715,000
===========================================================================

APPAREL RETAIL-3.42%

Abercrombie & Fitch Co.-Class A(a)(b)              45,000         1,479,600
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          20,000           473,200
---------------------------------------------------------------------------
Charming Shoppes, Inc.(a)                         140,000           658,000
---------------------------------------------------------------------------
Chico's FAS, Inc.(a)                               30,000           730,200
---------------------------------------------------------------------------
Limited Brands                                     90,000         1,308,600
---------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)             20,000           456,600
---------------------------------------------------------------------------
Ross Stores, Inc.                                  25,000           947,500
===========================================================================
                                                                  6,053,700
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.49%

Coach, Inc.(a)(b)                                  20,000           870,200
===========================================================================

APPLICATION SOFTWARE-3.28%

Amdocs Ltd. (United Kingdom)(a)(b)                125,000         2,207,500
---------------------------------------------------------------------------
BEA Systems, Inc.(a)                              110,000         1,178,100
---------------------------------------------------------------------------
Informatica Corp.(a)                              125,000           816,250
---------------------------------------------------------------------------
National Instruments Corp.(a)                      50,000         1,604,000
===========================================================================
                                                                  5,805,850
===========================================================================

AUTO PARTS & EQUIPMENT-1.31%

American Axle & Manufacturing Holding,
  Inc.(a)                                          37,000           922,040
---------------------------------------------------------------------------
Lear Corp.(a)                                      35,000         1,390,900
===========================================================================
                                                                  2,312,940
===========================================================================

BANKS-3.23%

Compass Bancshares, Inc.                           50,000         1,686,000
---------------------------------------------------------------------------
M&T Bank Corp.(b)                                  25,000         2,111,750
---------------------------------------------------------------------------
National Commerce Financial Corp.(b)               60,000         1,220,400
---------------------------------------------------------------------------
New York Community Bancorp, Inc.                   20,000           694,400
===========================================================================
                                                                  5,712,550
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

BROADCASTING & CABLE TV-3.83%

Cox Radio, Inc.-Class A(a)                         75,000      $  1,710,750
---------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)              35,000           663,950
---------------------------------------------------------------------------
Entercom Communications Corp.(a)                   20,000           971,800
---------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                     45,000         1,154,250
---------------------------------------------------------------------------
Westwood One, Inc.(a)                              65,000         2,268,500
===========================================================================
                                                                  6,769,250
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.70%

CDW Computer Centers, Inc.(a)                      20,000           852,800
---------------------------------------------------------------------------
Ultimate Electronics, Inc.(a)                      45,500           384,475
===========================================================================
                                                                  1,237,275
===========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.60%

Deere & Co.                                        24,000         1,056,720
===========================================================================

CONSUMER ELECTRONICS-1.69%

Harman International Industries, Inc.              45,000         2,996,550
===========================================================================

DATA PROCESSING SERVICES-1.64%

Alliance Data Systems Corp.(a)                     50,000         1,050,000
---------------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                         55,000           928,400
---------------------------------------------------------------------------
DST Systems, Inc.(a)                               30,000           921,000
===========================================================================
                                                                  2,899,400
===========================================================================

DEPARTMENT STORES-1.27%

Nordstrom, Inc.                                   130,000         2,252,900
===========================================================================

DISTILLERS & VINTNERS-0.76%

Constellation Brands, Inc.-Class A(a)              50,000         1,340,500
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.31%

Corinthian Colleges, Inc.(a)                       30,000         1,373,700
---------------------------------------------------------------------------
Dun & Bradstreet Corp. (The)(a)                    25,000           945,000
===========================================================================
                                                                  2,318,700
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.15%

Edwards (A.G.), Inc.                               48,300         1,440,789
---------------------------------------------------------------------------
Jefferies Group, Inc.                              25,000           970,500
---------------------------------------------------------------------------
Legg Mason, Inc.                                   27,700         1,504,110
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      15,000           944,550
---------------------------------------------------------------------------
Raymond James Financial, Inc.                      25,000           717,000
===========================================================================
                                                                  5,576,949
===========================================================================

DIVERSIFIED METALS & MINING-0.58%

CONSOL Energy Inc.                                 60,000         1,032,000
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

ELECTRIC UTILITIES-1.46%

Public Service Enterprise Group Inc.               33,000      $  1,269,510
---------------------------------------------------------------------------
Wisconsin Energy Corp.(b)                          50,000         1,316,500
===========================================================================
                                                                  2,586,010
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.53%

Merix Corp.(a)                                    325,000         1,433,250
---------------------------------------------------------------------------
Symbol Technologies, Inc.                          50,000           546,500
---------------------------------------------------------------------------
Tech Data Corp.(a)                                 35,900           861,600
---------------------------------------------------------------------------
Thermo Electron Corp.(a)                           50,000           908,500
---------------------------------------------------------------------------
Waters Corp.(a)                                    30,000           720,300
===========================================================================
                                                                  4,470,150
===========================================================================

EMPLOYMENT SERVICES-1.26%

Monster Worldwide Inc.(a)(b)                       60,000         1,006,200
---------------------------------------------------------------------------
Robert Half International Inc.(a)                  75,000         1,221,000
===========================================================================
                                                                  2,227,200
===========================================================================

FOOD DISTRIBUTORS-1.00%

Performance Food Group Co.(a)                      20,000           701,600
---------------------------------------------------------------------------
SUPERVALU INC.                                     65,000         1,070,550
===========================================================================
                                                                  1,772,150
===========================================================================

GENERAL MERCHANDISE STORES-1.95%

Dollar Tree Stores, Inc.(a)                        70,000         1,781,500
---------------------------------------------------------------------------
Family Dollar Stores, Inc.                         48,800         1,668,472
===========================================================================
                                                                  3,449,972
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.45%

AmerisourceBergen Corp.                            15,000           867,750
---------------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                     30,000           703,500
---------------------------------------------------------------------------
Henry Schein, Inc.(a)                              15,000           647,250
---------------------------------------------------------------------------
Lincare Holdings Inc.(a)                           30,000           911,100
---------------------------------------------------------------------------
Omnicare, Inc.                                     65,000         1,723,800
---------------------------------------------------------------------------
Patterson Dental Co.(a)                            40,000         1,606,800
---------------------------------------------------------------------------
Renal Care Group, Inc.(a)                          43,300         1,402,920
===========================================================================
                                                                  7,863,120
===========================================================================

HEALTH CARE EQUIPMENT-1.10%

STERIS Corp.(a)                                    50,000         1,135,000
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                 15,000           807,900
===========================================================================
                                                                  1,942,900
===========================================================================

HEALTH CARE FACILITIES-0.38%

Community Health Systems Inc.(a)                   35,000           665,000
===========================================================================

HEALTH CARE SUPPLIES-1.22%

Fisher Scientific International Inc.(a)            75,000         2,160,750
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

HOTELS, RESORTS & CRUISE LINES-1.48%

Intrawest Corp. (Canada)                          225,000      $  2,623,500
===========================================================================

HOUSEHOLD PRODUCTS-0.30%

Dial Corp. (The)                                   25,000           520,750
===========================================================================

INDUSTRIAL GASES-1.43%

Airgas, Inc.(a)                                    56,400         1,140,972
---------------------------------------------------------------------------
Praxair, Inc.                                      24,000         1,393,920
===========================================================================
                                                                  2,534,892
===========================================================================

INDUSTRIAL MACHINERY-0.86%

SPX Corp.(a)                                       45,000         1,521,000
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.99%

CenturyTel, Inc.                                   40,000         1,178,000
---------------------------------------------------------------------------
Intrado Inc.(a)                                   225,000         2,344,500
===========================================================================
                                                                  3,522,500
===========================================================================

INTERNET SOFTWARE & SERVICES-1.81%

SonicWALL, Inc.(a)                                375,000         1,338,750
---------------------------------------------------------------------------
VeriSign, Inc.(a)                                 150,000         1,863,000
===========================================================================
                                                                  3,201,750
===========================================================================

IT CONSULTING & SERVICES-2.97%

BearingPoint, Inc.(a)                             200,000         1,634,000
---------------------------------------------------------------------------
CACI International Inc.-Class A(a)                 50,000         1,746,500
---------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(a)            25,000           449,000
---------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                       25,000           537,500
---------------------------------------------------------------------------
Unisys Corp.(a)                                    85,000           884,000
===========================================================================
                                                                  5,251,000
===========================================================================

LEISURE FACILITIES-0.56%

International Speedway Corp.-Class A               25,000           982,750
===========================================================================

LEISURE PRODUCTS-1.88%

Oakley, Inc.(a)                                   105,000         1,102,500
---------------------------------------------------------------------------
RC2 Corp.(a)(b)                                   140,000         2,223,200
===========================================================================
                                                                  3,325,700
===========================================================================

LIFE & HEALTH INSURANCE-0.37%

AFLAC Inc.                                         20,000           654,200
===========================================================================

MANAGED HEALTH CARE-1.45%

Health Net Inc.(a)                                 40,100         1,046,209
---------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)             35,000         1,524,250
===========================================================================
                                                                  2,570,459
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-0.52%

Energy East Corp.                                  50,000           911,000
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

MUTUAL FUNDS-2.00%

S&P MidCap 400 Depositary Receipts Trust
  Series 1                                         44,000      $  3,531,440
===========================================================================

OIL & GAS DRILLING-2.40%

GlobalSantaFe Corp. (Cayman Islands)(b)            40,000           846,400
---------------------------------------------------------------------------
Precision Drilling Corp. (Canada)(a)(b)            65,000         2,234,700
---------------------------------------------------------------------------
Pride International, Inc.(a)                       75,000         1,164,000
===========================================================================
                                                                  4,245,100
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-5.10%

BJ Services Co.(a)                                 37,500         1,369,125
---------------------------------------------------------------------------
Cal Dive International, Inc.(a)                    55,000           885,500
---------------------------------------------------------------------------
FMC Technologies, Inc.(a)                          70,000         1,317,400
---------------------------------------------------------------------------
Key Energy Services, Inc.(a)                       75,000           755,250
---------------------------------------------------------------------------
Maverick Tube Corp.(a)                             85,000         1,512,150
---------------------------------------------------------------------------
Smith International, Inc.(a)                       50,000         1,778,000
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        35,000         1,408,050
===========================================================================
                                                                  9,025,475
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.71%

Ultra Petroleum Corp.(a)                          405,000         4,050,000
---------------------------------------------------------------------------
Westport Resources Corp.(a)                        50,000         1,042,000
---------------------------------------------------------------------------
XTO Energy, Inc.                                   75,000         1,462,500
===========================================================================
                                                                  6,554,500
===========================================================================

PACKAGED FOODS & MEATS-1.01%

Dean Foods Co.(a)                                  20,000           870,600
---------------------------------------------------------------------------
J. M. Smucker Co. (The)                            25,000           907,000
===========================================================================
                                                                  1,777,600
===========================================================================

PHARMACEUTICALS-3.69%

IVAX Corp.(a)                                     125,000         2,008,750
---------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)(b)         45,000         2,593,800
---------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                      50,000           995,000
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(b)                                      20,000           934,000
===========================================================================
                                                                  6,531,550
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.56%

ACE Ltd. (Cayman Islands)                          30,000           992,400
===========================================================================

PUBLISHING-3.25%

Fidelity National Information Solutions,
  Inc.(a)                                         100,000         1,755,000
---------------------------------------------------------------------------
Getty Images, Inc.(a)                              75,000         2,538,750
---------------------------------------------------------------------------
Washington Post Co. (The)-Class B                   2,000         1,458,000
===========================================================================
                                                                  5,751,750
===========================================================================

REINSURANCE-0.97%

IPC Holdings, Ltd. (Bermuda)                       50,000         1,717,500
===========================================================================

                                                                  MARKET
                                                 SHARES           VALUE
---------------------------------------------------------------------------

RESTAURANTS-0.45%

Brinker International, Inc.(a)                     25,000      $    793,750
===========================================================================

SEMICONDUCTOR EQUIPMENT-2.74%

Cabot Microelectronics Corp.(a)                    15,000           648,300
---------------------------------------------------------------------------
Cymer, Inc.(a)                                     35,700         1,019,235
---------------------------------------------------------------------------
Lam Research Corp.(a)                              75,000         1,089,750
---------------------------------------------------------------------------
LTX Corp.(a)                                       60,200           406,350
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          60,000         1,682,400
===========================================================================
                                                                  4,846,035
===========================================================================

SEMICONDUCTORS-3.00%

Applied Micro Circuits Corp.(a)                   200,000           896,000
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)(b)                       60,000         1,073,400
---------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                          240,000         1,296,000
---------------------------------------------------------------------------
Cree, Inc.(a)                                      30,000           598,500
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(a)             100,000         1,033,000
---------------------------------------------------------------------------
Microchip Technology Inc.                          20,000           415,800
===========================================================================
                                                                  5,312,700
===========================================================================

SPECIALTY STORES-0.82%

PETsMART, Inc.(a)                                  50,000           756,500
---------------------------------------------------------------------------
Tiffany & Co.(b)                                   25,000           693,500
===========================================================================
                                                                  1,450,000
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.54%

ADC Telecommunications, Inc.(a)                   400,000           955,200
===========================================================================

TRUCKING-0.67%

Swift Transportation Co., Inc.(a)                  65,000         1,177,800
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $154,057,465)                             163,613,037
===========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILL-1.13%

1.11%, 06/19/03 (Cost $1,996,951)(c)           $2,000,000(d)      1,996,951
===========================================================================


                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION
                                               CONTRACTS    PRICE        DATE
OPTIONS PURCHASED-0.95%

CALLS-0.04%

QLogic Corp.                                       250      $42.5       May-03           63,125
===============================================================================================

PUTS-0.91%

BEA Systems, Inc.                                  825         10       May-03           20,625
-----------------------------------------------------------------------------------------------
Intel Corp.                                        900       17.5       Jul-03           90,000
-----------------------------------------------------------------------------------------------
S&P 500 Index                                      130        850       May-03           18,850
-----------------------------------------------------------------------------------------------
S&P 500 Index                                      339        900       Jul-03          933,945
-----------------------------------------------------------------------------------------------
S&P 500 Index                                      175        750       Sep-03          129,500
-----------------------------------------------------------------------------------------------
S&P 500 Index                                      110        875       Sep-03          339,350
-----------------------------------------------------------------------------------------------

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION      MARKET
                                               CONTRACTS    PRICE        DATE         VALUE
-----------------------------------------------------------------------------------------------
PUTS-(CONTINUED)

Western Digital Corp.                            1,000      $  10       May-03     $     85,000
===============================================================================================
                                                                                      1,617,270
===============================================================================================
    Total Options Purchased (Cost $2,799,303)                                         1,680,395
===============================================================================================


                                                SHARES
MONEY MARKET FUNDS-3.12%

STIC Liquid Assets Portfolio(e)                2,753,789      2,753,789
-----------------------------------------------------------------------
STIC Prime Portfolio(e)                        2,753,789      2,753,789
=======================================================================
    Total Money Market Funds (Cost
      $5,507,578)                                             5,507,578
=======================================================================
TOTAL INVESTMENTS-97.70% (Cost $164,361,297)                172,797,961
=======================================================================
OTHER ASSETS LESS LIABILITIES-2.30%                           4,076,346
=======================================================================
NET ASSETS-100.00%                                         $176,874,307
_______________________________________________________________________
=======================================================================

                                               SHARES
                                                SOLD
                                                SHORT
--------------------------------------------------------------------
SECURITIES SOLD SHORT-10.94%(F)

Eaton Corp. (Industrial Machinery)              10,000   $   820,700
--------------------------------------------------------------------
Foundry Networks, Inc. (Networking Equipment)  130,000     1,414,400
--------------------------------------------------------------------
Harley-Davidson, Inc. (Motorcycle
  Manufacturers)                                10,900       484,396
--------------------------------------------------------------------
International Game Technology (Casinos &
  Gambling)                                     10,500       906,150
--------------------------------------------------------------------

                                               SHARES
                                                SOLD       MARKET
                                                SHORT       VALUE
--------------------------------------------------------------------
SECURITIES SOLD SHORT-(CONTINUED)

KB HOME (Homebuilding)                          26,800   $ 1,320,436
--------------------------------------------------------------------
Lennar Corp.-Class A (Homebuilding)             16,400       889,536
--------------------------------------------------------------------
Network Appliance (Computer Storage &
  Peripherals)                                 100,000     1,328,000
--------------------------------------------------------------------
PPL Corp. (Electric Utilities)                  16,500       597,300
--------------------------------------------------------------------
Premcor Inc. (Oil & Gas Refining, Marketing &
  Transportation)                               40,000       891,600
--------------------------------------------------------------------
QLogic Corp. (Semiconductors)                   50,000     2,199,500
--------------------------------------------------------------------
Qualcomm Inc. (Telecommunications Equipment)    27,500       876,975
--------------------------------------------------------------------
Scientific-Atlanta, Inc. (Telecommunications
  Equipment)                                    29,300       476,125
--------------------------------------------------------------------
Stryker Corp. (Health Care Equipment)           25,000     1,675,250
--------------------------------------------------------------------
SurModics, Inc. (Health Care Supplies)          35,000     1,271,900
--------------------------------------------------------------------
Teekay Shipping Corp. (Oil & Gas Refining,
  Marketing & Transportation)                   29,000     1,100,550
--------------------------------------------------------------------
Valero Energy Corp. (Oil & Gas Refining,
  Marketing & Transportation)                   17,000       624,750
--------------------------------------------------------------------
VERITAS Software Corp. (Systems Software)       49,500     1,089,495
--------------------------------------------------------------------
Xerox Corp. (Office Electronics)                39,300       387,498
--------------------------------------------------------------------
Yum! Brands, Inc. (Restaurants)                 40,000       988,000
====================================================================
    Total Securities Sold Short                          $19,342,561
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1 section I and Note 8.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section J and Note 10.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) Collateral on short sales was segregated by the Fund in the amount of $28,998,561 which represents 149.92% of market value of securities sold short.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $164,361,297)                                $ 172,797,961
------------------------------------------------------------
Cash                                               2,527,496
------------------------------------------------------------
Receivables for:
  Investments sold                                 9,659,866
------------------------------------------------------------
  Fund shares sold                                    64,407
------------------------------------------------------------
  Dividends and interest                              31,327
------------------------------------------------------------
  Investments sold short                          18,189,745
------------------------------------------------------------
  Short stock rebates                                 18,061
------------------------------------------------------------
Investment for deferred compensation plan             20,870
------------------------------------------------------------
Other assets                                          68,128
============================================================
    Total assets                                 203,377,861
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            5,828,427
------------------------------------------------------------
  Fund shares reacquired                             336,795
------------------------------------------------------------
  Options written (premiums received
    $335,604)                                        366,560
------------------------------------------------------------
  Deferred compensation plan                          20,870
------------------------------------------------------------
  Short positions covered                            315,404
------------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $18,189,745)         19,342,561
------------------------------------------------------------
Accrued distribution fees                            159,180
------------------------------------------------------------
Accrued trustees' fees                                   965
------------------------------------------------------------
Accrued transfer agent fees                           45,112
------------------------------------------------------------
Accrued operating expenses                            87,680
============================================================
    Total liabilities                             26,503,554
============================================================
Net assets applicable to shares outstanding    $ 176,874,307
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 389,964,512
------------------------------------------------------------
Undistributed net investment income (loss)        (1,527,645)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, futures contracts,
  option contracts and securities sold short    (219,294,948)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts, option
  contracts and securities sold short              7,732,388
============================================================
                                               $ 176,874,307
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  82,207,685
____________________________________________________________
============================================================
Class B                                        $  68,468,833
____________________________________________________________
============================================================
Class C                                        $  26,197,789
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                            5,766,212
____________________________________________________________
============================================================
Class B                                            4,923,150
____________________________________________________________
============================================================
Class C                                            1,883,539
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $       14.26
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $14.26 divided by
      94.50%)                                  $       15.09
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $       13.91
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $       13.91
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $2,712)          $    387,251
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        76,732
--------------------------------------------------------------------------
Interest                                                            72,097
--------------------------------------------------------------------------
Short stock rebates                                                 99,483
==========================================================================
    Total investment income                                        635,563
==========================================================================

EXPENSES:

Advisory fees                                                      947,748
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      26,691
--------------------------------------------------------------------------
Distribution fees -- Class A                                       148,948
--------------------------------------------------------------------------
Distribution fees -- Class B                                       354,374
--------------------------------------------------------------------------
Distribution fees -- Class C                                       137,611
--------------------------------------------------------------------------
Interest                                                            96,434
--------------------------------------------------------------------------
Transfer agent fees                                                234,675
--------------------------------------------------------------------------
Trustees' fees                                                       5,060
--------------------------------------------------------------------------
Dividends on short sales                                            83,723
--------------------------------------------------------------------------
Other                                                               75,691
==========================================================================
    Total expenses                                               2,135,750
==========================================================================
Less: Fees waived and expenses paid indirectly                      (2,747)
==========================================================================
    Net expenses                                                 2,133,003
==========================================================================
Net investment income (loss)                                    (1,497,440)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FUTURES CONTRACTS, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                        (12,990,729)
--------------------------------------------------------------------------
  Futures contracts                                                204,220
--------------------------------------------------------------------------
  Option contracts written                                       1,494,509
--------------------------------------------------------------------------
  Securities sold short                                         (1,960,625)
==========================================================================
                                                               (13,252,625)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,577,236
--------------------------------------------------------------------------
  Futures contracts                                                479,496
--------------------------------------------------------------------------
  Option contracts written                                         (16,445)
--------------------------------------------------------------------------
  Securities sold short                                         (1,420,386)
==========================================================================
                                                                21,619,901
==========================================================================
Net gain from investment securities, futures contracts,
  option contracts and securities sold short                     8,367,276
==========================================================================
Net increase in net assets resulting from operations          $  6,869,836
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                                APRIL 30,       OCTOBER 31,
                                                                  2003             2002
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (1,497,440)   $  (2,282,998)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts, option contracts and securities sold
    short                                                       (13,252,625)     (35,063,081)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                          21,619,901       (2,679,862)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                   6,869,836      (40,025,941)
============================================================================================
Share transactions-net:
  Class A                                                       (11,910,006)     (47,036,183)
--------------------------------------------------------------------------------------------
  Class B                                                        (9,257,914)     (33,349,419)
--------------------------------------------------------------------------------------------
  Class C                                                        (4,571,196)     (15,200,002)
============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                         (25,739,116)     (95,585,604)
============================================================================================
    Net increase (decrease) in net assets                       (18,869,280)    (135,611,545)
============================================================================================

NET ASSETS:

  Beginning of period                                           195,743,587      331,355,132
============================================================================================
  End of period                                               $ 176,874,307    $ 195,743,587
____________________________________________________________________________________________
============================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities II Fund, (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having

     60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

       The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

K. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee is adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P MidCap 400 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P MidCap 400 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). For the six months ended April 30, 2003, AIM waived fees of $1,321.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $126,989 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $148,948, $354,374 and $137,611, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $2,931 in front-end sales commissions from the sale of Class A shares and $0, $0 and $413 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,381 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,297 and reductions in custodian fees of $129 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,426.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by J.P. Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

    During the six months ended April 30, 2003, the average outstanding daily balance of bank loans for the Fund was $2,493,151 with a weighted average interest rate of 2.08%.

    AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under this facility during the six months ended April 30, 2003.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2008                                                    $ 43,384,856
--------------------------------------------------------------------------------
October 31, 2009                                                     123,630,363
--------------------------------------------------------------------------------
October 31, 2010                                                      34,956,611
================================================================================
Total capital loss carryforward                                     $201,971,830
________________________________________________________________________________
================================================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $191,018,127 and $198,762,633, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                                              $16,103,824
--------------------------------------------------------------------------------
  Securities sold short                                                1,348,343
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                               (8,661,869)
--------------------------------------------------------------------------------
  Securities sold short                                                 (195,527)
================================================================================
Net unrealized appreciation of investment securities                 $ 8,594,771
________________________________________________________________________________
================================================================================
Cost of investments for tax purposes is $165,356,006.
Proceeds from securities sold short for tax purposes are $18,189,745.

NOTE 8--CALL OPTION CONTRACTS WRITTEN

Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                         CALL OPTION CONTRACTS
                                                        ------------------------
                                                        NUMBER OF     PREMIUMS
                                                        CONTRACTS     RECEIVED
--------------------------------------------------------------------------------
Beginning of period                                        7,137     $   753,789
--------------------------------------------------------------------------------
Written                                                   27,097       2,776,865
--------------------------------------------------------------------------------
Closed                                                   (14,946)     (1,916,761)
--------------------------------------------------------------------------------
Exercised                                                 (8,311)       (764,634)
--------------------------------------------------------------------------------
Expired                                                   (6,768)       (519,336)
================================================================================
End of period                                              4,209     $   329,923
________________________________________________________________________________
================================================================================


  Open call options written at April 30, 2003 were as follows:

                                                                         NUMBER                   APRIL 30,        UNREALIZED
                                                  CONTRACT    STRIKE       OF        PREMIUMS        2003         APPRECIATION
ISSUE                                              MONTH      PRICE     CONTRACTS    RECEIVED    MARKET VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.                            May-03     $32.5         175     $ 21,349       $ 21,875         $   (526)
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.                                        Jul-03      17.5          50        6,100          7,750           (1,650)
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.-Class A                             Jun-03        20         600       37,798         45,000           (7,202)
-------------------------------------------------------------------------------------------------------------------------------
Coach, Inc.                                        Jun-03        45         200       26,399         31,500           (5,101)
-------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                May-03      22.5         400       19,199          7,000           12,199
-------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                  Jun-03        45         150       22,049         25,875           (3,826)
-------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                     May-03        85         250       14,689         22,500           (7,811)
-------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceuticals Corp.                      Jun-03        60         150       13,929         13,875               54
-------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide Inc.                             May-03      17.5         600       37,798         33,000            4,798
-------------------------------------------------------------------------------------------------------------------------------
National Commerce Financial Corp.                  May-03        20         350       22,049         21,875              174
-------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp.                           Jun-03        35         210       24,065         25,725           (1,660)
-------------------------------------------------------------------------------------------------------------------------------
RC2 Corp.                                          Jun-03      17.5         374       29,171         19,635            9,536
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceuticals Industries Ltd.               Jun-03      47.5          70       12,739         12,600              139
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                      May-03        30          80        6,240          1,600            4,640
-------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                       May-03        55          50        6,100          3,625            2,475
-------------------------------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                             May-03        25         500       30,249         71,250          (41,001)
===============================================================================================================================
                                                                          4,209     $329,923       $364,685         $(34,762)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--PUT OPTION CONTRACTS WRITTEN

Transactions in put options contracts written during the six months ended April 30, 2003 are summarized as follows:

                                     PUT OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of period                     205      $  40,130
----------------------------------------------------------
Purchased                             3,140        258,617
----------------------------------------------------------
Closed                               (2,970)      (293,066)
==========================================================
End of period                           375      $   5,681
__________________________________________________________
==========================================================


    Open put option contracts written at April 30, 2003 were as follows:

                                                          APRIL 30,
              CONTRACT   STRIKE   NUMBER OF   PREMIUMS       2003        UNREALIZED
ISSUE          MONTH     PRICE    CONTRACTS   RECEIVED   MARKET VALUE   APPRECIATION
------------------------------------------------------------------------------------
Qlogic Corp.   May-03    $32.5       375       $5,681       $1,875         $3,806
____________________________________________________________________________________
====================================================================================

NOTE 10--FUTURES CONTRACTS

On April 30, 2003, $496,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                                                               NO. OF        MONTH/        MARKET      UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT      VALUE      APPRECIATION
------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                    31       June 03-Long   $7,099,775     $479,496
__________________________________________________________________________________________________________________
==================================================================================================================


NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2003               OCTOBER 31, 2002
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        324,569    $  4,479,293       618,133    $  9,899,876
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        135,379       1,841,741       229,024       3,383,885
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         51,431         697,536       121,056       1,880,521
======================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         35,623         494,023        39,689         609,220
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (36,471)       (494,023)      (40,519)       (609,220)
======================================================================================================================
Reacquired:
  Class A                                                     (1,212,686)    (16,883,322)   (3,681,149)    (57,545,279)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (786,947)    (10,605,632)   (2,419,892)    (36,124,084)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (389,682)     (5,268,732)   (1,135,144)    (17,080,523)
======================================================================================================================
                                                              (1,878,784)   $(25,739,116)   (6,268,802)   $(95,585,604)
______________________________________________________________________________________________________________________
======================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                           CLASS A
                             ----------------------------------------------------------------------------------------------------
                             SIX MONTHS       YEAR ENDED OCTOBER 31,        THREE MONTHS                        DECEMBER 30, 1998
                              ENDED                                           ENDED            YEAR ENDED       (DATE OPERATIONS
                             APRIL 30,        -----------------------       OCTOBER 31,        JULY 31,         COMMENCED) TO
                               2003            2002            2001            2000              2000           JULY 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $ 13.70         $ 16.11        $  23.17         $  23.62          $  15.78             $10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                      (0.09)(a)       (0.07)(a)(b)     0.04(a)         (0.01)            (0.18)(a)          (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                  0.65           (2.34)          (7.10)           (0.44)             9.92               5.82
=================================================================================================================================
    Total from investment
      operations                 0.56           (2.41)          (7.06)           (0.45)             9.74               5.78
=================================================================================================================================
Less distributions:
  Dividends from net
    investment income              --              --              --               --             (0.02)                --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                 --              --              --               --             (1.88)                --
=================================================================================================================================
    Total distributions            --              --              --               --             (1.90)                --
=================================================================================================================================
Net asset value, end of
  period                      $ 14.26         $ 13.70        $  16.11         $  23.17          $  23.62             $15.78
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                  4.09%         (14.96)%        (30.47)%          (1.91)%           65.58%             57.80%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $82,208         $90,696        $155,356         $309,391          $336,203             $4,790
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and dividends on
  short sales expense):
  With fee waivers               1.98%(d)        1.18%           1.33%            2.06%(e)          2.33%              2.28%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers            1.98%(d)        1.28%           1.43%            2.16%(e)          2.40%              7.55%(e)
=================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and dividends on
  short sales expense):
  With fee waivers               1.78%(d)        1.07%           1.24%            1.93%(e)          2.08%              2.19%(e)
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers            1.78%(d)        1.17%           1.34%            2.03%(e)          2.15%              7.46%(e)
=================================================================================================================================
Ratio of net investment
  income (loss) to average
  net assets                    (1.28)%(d)      (0.44)%(b)       0.20%           (0.08)%(e)        (0.80)%            (0.79)%(e)
=================================================================================================================================
Ratio of interest expense
  and dividends on short
  sales expense to average
  net assets                     0.20%(d)        0.11%           0.09%            0.13%(e)          0.25%              0.09%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)        114%            203%            289%              49%              196%               135%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $85,818,648.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                                                                                                NOVEMBER 12, 1999
                                              SIX MONTHS       YEAR ENDED OCTOBER 31,        THREE MONTHS       (DATE SALES
                                               ENDED                                           ENDED            COMMENCED) TO
                                              APRIL 30,        -----------------------       OCTOBER 31,          JULY 31,
                                                2003            2002            2001            2000                2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $ 13.41         $ 15.89        $  23.02         $  23.51             $  17.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                   (0.13)(a)       (0.18)(a)(b)    (0.11)(a)        (0.05)               (0.28)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                      0.63           (2.30)          (7.02)           (0.44)                5.97
=================================================================================================================================
    Total from investment operations              0.50           (2.48)          (7.13)           (0.49)                5.69
=================================================================================================================================
Less dividends from net investment income           --              --              --               --                (0.01)
=================================================================================================================================
Net asset value, end of period                 $ 13.91         $ 13.41        $  15.89         $  23.02             $  23.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                   3.73%         (15.61)%        (30.97)%          (2.08)%              31.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)       $68,469         $75,250        $124,588         $225,060             $255,439
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sales expense)                         2.63%(d)        1.93%           2.10%            2.81%(e)             3.08%(e)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense)                         2.43%(d)        1.82%           2.00%            2.68%(e)             2.83%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                             (1.93)%(d)      (1.19)%(b)      (0.57)%          (0.83)%(e)           (1.55)%(e)
=================================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets       0.20%(d)        0.11%           0.09%            0.13%(e)             0.25%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                         114%            203%            289%              49%                 196%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstandings.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $71,462,152.
(e)  Annualized.
(f)  Not annualized for periods less than one year.


                                                                                    CLASS C
                                               ----------------------------------------------------------------------------------
                                                                                                                NOVEMBER 12, 1999
                                               SIX MONTHS       YEAR ENDED OCTOBER 31,       THREE MONTHS       (DATE SALES
                                                ENDED                                          ENDED            COMMENCED) TO
                                               APRIL 30,        ----------------------       OCTOBER 31,          JULY 31,
                                                 2003            2002           2001           2000                 2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $ 13.41         $ 15.89        $ 23.02         $ 23.51              $  17.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                    (0.13)(a)       (0.18)(a)(b)   (0.11)(a)       (0.05)                (0.28)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       0.63           (2.30)         (7.02)          (0.44)                 5.97
=================================================================================================================================
    Total from investment operations               0.50           (2.48)         (7.13)          (0.49)                 5.69
=================================================================================================================================
Less dividends from net investment income            --              --             --              --                 (0.01)
=================================================================================================================================
Net asset value, end of period                  $ 13.91         $ 13.41        $ 15.89         $ 23.02              $  23.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                                    3.73%         (15.61)%       (30.97)%         (2.08)%               31.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $26,198         $29,798        $51,412         $96,817              $100,452
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sales expense)                          2.63%(d)        1.93%          2.10%           2.81%(e)              3.08%(e)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense)                          2.43%(d)        1.82%          2.00%           2.68%(e)              2.83%(e)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                              (1.93)%(d)      (1.19)%(b)     (0.57)%         (0.83)%(e)            (1.55)%(e)
=================================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets        0.20%(d)        0.11%          0.09%           0.13%(e)              0.25%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                          114%            203%           289%             49%                  196%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,750,195.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES          OFFICERS                            OFFICE OF THE FUND
Robert H. Graham           Robert H. Graham                    11 Greenway Plaza
Mark H. Williamson         Chairman and President              Suite 100
Frank S. Bayley                                                Houston, TX 77046
Bruce L. Crockett          Mark H. Williamson
Albert R. Dowden           Executive Vice President            INVESTMENT ADVISOR
Edward K. Dunn Jr.                                             A I M Advisors, Inc.
Jack M. Fields             Kevin M. Carome                     11 Greenway Plaza
Carl Frischling            Senior Vice President               Suite 100
Prema Mathai-Davis                                             Houston, TX 77046
Lewis F. Pennock           Gary T. Crum
Ruth H. Quigley            Senior Vice President               TRANSFER AGENT
Louis S. Sklar                                                 A I M Fund Services, Inc.
                           Dana R. Sutton                      P.O. Box 4739
                           Vice President and Treasurer        Houston, TX 77210-4739

                           Stuart W. Coco                      CUSTODIAN
                           Vice President                      State Street Bank and Trust Company
                                                               225 Franklin Street
                           Melville B. Cox                     Boston, MA 02110
                           Vice President
                                                               COUNSEL TO THE FUND
                           Edgar M. Larsen                     Ballard Spahr
                           Vice President                      Andrews & Ingersoll, LLP
                                                               1735 Market Street
                           Nancy L. Martin                     Philadelphia, PA 19103
                           Secretary
                                                               COUNSEL TO THE TRUSTEES
                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                               919 Third Avenue
                                                               New York, NY 10022

                                                               DISTRIBUTOR
                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--

       DOMESTIC EQUITY                 INTERNATIONAL/GLOBAL EQUITY                   FIXED INCOME

AIM Aggressive Growth Fund          AIM Asia Pacific Growth Fund(2)                    TAXABLE
AIM Balanced Fund*                  AIM Developing Markets Fund
AIM Basic Balanced Fund*            AIM European Growth Fund(2)               AIM Floating Rate Fund
AIM Basic Value Fund                AIM European Small Company Fund           AIM High Yield Fund
AIM Blue Chip Fund                  AIM Global Aggressive Growth Fund         AIM Income Fund
AIM Capital Development Fund        AIM Global Growth Fund                    AIM Intermediate Government Fund
AIM Charter Fund                    AIM Global Trends Fund                    AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund              AIM Global Value Fund(5)                  AIM Money Market Fund
AIM Dent Demographic Trends Fund    AIM International Core Equity Fund(2)     AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)    AIM International Emerging Growth Fund    AIM Total Return Bond Fund
AIM Emerging Growth Fund            AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                         TAX-FREE
AIM Large Cap Growth Fund                    SECTOR EQUITY
AIM Libra Fund                                                                AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund        AIM Global Energy Fund                    AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)     AIM Global Financial Services Fund        AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund             AIM Global Health Care Fund               AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)       AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)      AIM Global Utilities Fund
AIM Opportunities III Fund(2,3)     AIM New Technology Fund
AIM Premier Equity Fund(2)          AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.

Mutual         Retirement       Annuities         College           Separately        Offshore          Alternative       Cash
Funds          Products                           Savings           Managed           Products          Investments       Management
                                                  Plans             Accounts

                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --SERVICEMARK--

                           YOUR GOALS. OUR SOLUTIONS.
                                 --SERVICEMARK--

AIMinvestments.com                                                    OPP2-SAR-1

               SEMIANNUAL REPORT TO SHAREHOLDERS / APRIL 30, 2003

                           AIM OPPORTUNITIES III FUND

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                    YOUR GOALS. OUR SOLUTIONS.--Servicemark--

                        AIM Opportunities III Fund seeks

                          long-term growth of capital.

                NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

             This report may be distributed only to shareholders or to persons who have received a current prospectus of the fund.

FUND DATA

================================================================================

PORTFOLIO COMPOSITION BY SECTOR

                                          (PIE CHART)

INFORMATION TECHNOLOGY                        23%
OTHER                                          6%
TELECOMMUNICATION SERVICES                     3%
ENERGY                                         6%
CONSUMER STAPLES                               7%
INDUSTRIALS                                   10%
CONSUMER DISCRETIONARY                        13%
HEALTH CARE                                   15%
FINANCIALS                                    17%


TOTAL NUMBER OF LONG HOLDINGS*               107

TOTAL NET ASSETS                          $175.5 million

================================================================================

================================================================================

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/03, including sales charges

CLASS A SHARES
 Inception (12/30/99)                  -10.06%
  1 Year                               -18.81

CLASS B SHARES
 Inception (3/31/00)                   -17.56
  1 Year                               -18.90

CLASS C SHARES
 Inception (3/31/00)                   -16.77
  1 Year                               -15.48

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns (including sales charges) as of 3/31/03, the most recent calendar quarter-end, which were: Class A shares, inception (12/30/99), -12.14%; one year, -28.30%. Class B shares, inception (3/31/00), -19.82%; one year, -28.34%. Class C shares, inception (3/31/00), -19.07%; one year, -25.44%.

================================================================================

================================================================================

FUND VS. INDEXES

Total Returns 10/31/02-4/30/03
excluding sales charges


CLASS A SHARES                                    2.12%

CLASS B SHARES                                    1.88

CLASS C SHARES                                    1.88

S&P 500 Index                                     4.47
(Broad Market Index and Style-Specific Index)

LIPPER LARGE-CAP GROWTH FUND INDEX                2.37
(Peer Group Index)

Source: Lipper, Inc.

Past performance cannot guarantee comparable future results. DUE TO SIGNIFICANT MARKET VOLATILITY, RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN. CALL YOUR FINANCIAL ADVISOR FOR MORE CURRENT PERFORMANCE.

================================================================================



====================================================================================================================================
TOP 10 LONG POSITIONS*                       TOP 10 SHORT POSITIONS                        TOP 10 INDUSTRIES*
------------------------------------------------------------------------------------------------------------------------------------

 1. Microsoft Corp.                  3.5%    1. QLogic Corp.                      1.3%     (long positions only)

 2. General Electric Co.             3.4     2. Lexmark International, Inc.       1.1       1. Diversified Financial Services   8.6%

 3. Citigroup Inc.                   3.4     3. Stryker Corp.                     1.0       2. Pharmaceuticals                  8.2

 4. Pfizer Inc.                      3.1     4. Valero Energy Corp.               0.9       3. Banks                            4.4

 5. Allstate Corp. (The)             1.7     5. KB Home                           0.8       4. Systems Software                 4.0

 6. Dell Computer Corp.              1.6     6. Krispy Kreme Doughnuts, Inc.      0.7       5. Oil & Gas Equipment & Services   3.4

 7. Fisher Scientific                        7. SurModics, Inc.                   0.7       6. Industrial Conglomerates         3.4
    International Inc.               1.6
                                             8. Sprint Corp.                      0.6       7. Semiconductors                   3.3
 8. Bristol-Myers Squibb Co.         1.6
                                             9. Nextel Communications, Inc.                 8. Apparel Retail                   3.1
 9. EMC Corp.                        1.6        -Class A                          0.6
                                                                                            9. General Merchandise Stores       3.0
10. Lehman Brothers Holdings Inc.    1.5    10. Teekay Shipping Corp.
                                                (Marshall Islands)                0.6      10. Semiconductor Equipment          2.6

*Excludes money market fund holdings.

The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
====================================================================================================================================


ABOUT FUND INFORMATION THROUGHOUT THIS REPORT:

o Effective July 1, 2002, AIM Large Cap Opportunities Fund was renamed AIM Opportunities III Fund.

o Unless otherwise stated, information presented here is as of 4/30/03 and is based on total net assets.

o AIM Opportunities III Fund's performance figures are historical, and they reflect fund expenses, the reinvestment of distributions and changes in net asset value.

o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's share classes will differ due to different sales charge structures and class expenses.

o The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly affect the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.

o Leveraging and short-selling, along with other hedging strategies, may present higher risks, but also offer greater potential rewards. Since stock prices can rise without limit, short sales are riskier because of unlimited exposure to loss until the position is covered. The fund, which is not a complete investment program, may not be appropriate for all investors. There is no guarantee that the fund managers' investment strategies will help investors attain their goals. Please see the prospectus for more information about specific investment strategies and risks.

o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

o In the Schedule of Investments in this report, the fund's portfolio holdings are organized according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Large-Cap Growth Fund Index represents an average of the performance of the 30 largest large-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

o The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

o A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not include sales charges. Performance of an index of funds reflects fund expenses.

Performance of a market index does not. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, aiminvestments.com.

FOR MORE INFORMATION, PLEASE VISIT AIMinvestments.com.

TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This is the report on AIM Opportunities III Fund for the six
ROBERT H.           months ended April 30, 2003. You will note that we have
GRAHAM]             adopted a more concise format for our semiannual reports.
                    Important information such as top holdings and performance as of the close of the reporting period appear on the opposite page. This letter will provide an overview of the markets and your fund during the six months covered by this report. As always, timely information about your fund and the markets in general is available at our Web site, aiminvestments.com.

                    MARKET CONDITIONS

                    Positive performance during March and April 2003 enabled major stock market indexes to post gains for the reporting period. For example, the unmanaged Standard & Poor's
Composite Index of 500 Stocks (the S&P 500), an index of common stocks frequently used as a general measure of U.S. stock market performance, returned 4.47% for the six months ended April 30, 2003.

    Year to date as of April 30, consumer discretionary, information technology and financials were among the better-performing sectors of the S&P 500, while telecommunications services was the worst.

    Generally, mid- and small-cap stocks outperformed large-cap stocks, and the value investment style outperformed the growth investment style during the six-month reporting period. For example, the unmanaged Russell 1000 Index, which represents the performance of the stocks of large-capitalization companies, returned 4.75% while the unmanaged Russell Midcap Index, which represents the performance of the stocks of domestic mid-capitalization companies, returned 7.58% and the unmanaged Russell 2000 Index, which represents the performance of the stocks of small-capitalization companies, returned 7.55%.

    Among large-cap stocks, the value investment style generally outperformed the growth investment style during the six-month reporting period. For example, the Russell 1000 Growth Index, which measures the performance of Russell 1000 companies with higher price/book ratios and higher forecasted growth values, produced total return of 4.28% while its value counterpart, the Russell 1000 Value, which measures the performance of Russell 1000 companies with lower price/book ratios and lower forecasted growth values, returned 5.25%.

YOUR FUND

AIM Opportunities III Fund achieved positive results at net asset value for the period. Information technology, financials and health care remained the largest sectors at the end of the period, as they had been at the beginning. However, the proportion of assets in information technology holdings increased during the period, while those in financials and health care declined.

    Portfolio managers Steven A. Brase, Brant H. DeMuth, Robert C. Leslie, and Charles D. Scavone also made some changes over the six months in some of the sectors in which the fund has lower participation. Holdings in industrials and consumer staples increased somewhat, while those in consumer discretionary and energy decreased.

IN CLOSING

I thank you for your continued participation in AIM Opportunities III Fund, and I look forward to reporting to you again in six months. If you have any questions, please consult your financial advisor to help you with your investment choices. As always, members of our award-winning Client Services department are ready to help. They can be reached at 800-959-4246.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman
April 30, 2003

================================================================================

                        POSITIVE PERFORMANCE DURING MARCH

                       AND APRIL 2003 ENABLED MAJOR STOCK

                        MARKET INDEXES TO POST GAINS FOR

                              THE REPORTING PERIOD.

                                ROBERT H. GRAHAM

================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2003
(Unaudited)


                                                                  MARKET
                                                 SHARES            VALUE
---------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS-96.40%

AEROSPACE & DEFENSE-1.03%

Lockheed Martin Corp.(a)                           36,000       $ 1,801,800
===========================================================================

AIR FREIGHT & LOGISTICS-2.03%

FedEx Corp.                                        14,000           838,320
---------------------------------------------------------------------------
Ryder System, Inc.                                 60,000         1,490,400
---------------------------------------------------------------------------
United Parcel Service, Inc.-Class B                20,000         1,242,400
===========================================================================
                                                                  3,571,120
===========================================================================

ALTERNATIVE CARRIERS-0.41%

Level 3 Communications, Inc.(b)                   125,000           715,000
===========================================================================

APPAREL RETAIL-3.12%

Abercrombie & Fitch Co.-Class A(a)(b)              50,000         1,644,000
---------------------------------------------------------------------------
AnnTaylor Stores Corp.(b)                          30,000           709,800
---------------------------------------------------------------------------
Chico's FAS, Inc.(b)                               30,000           730,200
---------------------------------------------------------------------------
Limited Brands                                    100,000         1,454,000
---------------------------------------------------------------------------
Ross Stores, Inc.                                  25,000           947,500
===========================================================================
                                                                  5,485,500
===========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.87%

Polo Ralph Lauren Corp.(b)                         65,000         1,524,250
===========================================================================

APPLICATION SOFTWARE-2.05%

Amdocs Ltd. (United Kingdom)(a)(b)                125,000         2,207,500
---------------------------------------------------------------------------
BEA Systems, Inc.                                 130,000         1,392,300
===========================================================================
                                                                  3,599,800
===========================================================================

BANKS-4.35%

Bank of America Corp.                              35,000         2,591,750
---------------------------------------------------------------------------
Charter One Financial, Inc.                        75,000         2,178,750
---------------------------------------------------------------------------
FleetBoston Financial Corp.                        35,000           928,200
---------------------------------------------------------------------------
Wells Fargo & Co.                                  40,000         1,930,400
===========================================================================
                                                                  7,629,100
===========================================================================

BIOTECHNOLOGY-0.75%

Genzyme Corp.(a)(b)                                32,500         1,309,100
===========================================================================

BROADCASTING & CABLE TV-0.73%

Hispanic Broadcasting Corp.(b)                     50,000         1,282,500
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.21%

Ultimate Electronics, Inc.(b)                      43,500           367,575
===========================================================================

COMPUTER HARDWARE-2.61%

Dell Computer Corp.(a)(b)                         100,000         2,891,000
---------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES            VALUE
---------------------------------------------------------------------------

COMPUTER HARDWARE-(CONTINUED)

Sun Microsystems, Inc.(b)                         510,000       $ 1,683,000
===========================================================================
                                                                  4,574,000
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.55%

EMC Corp.(b)                                      300,000         2,727,000
===========================================================================

CONSTRUCTION, FARM MACHINERY & HEAVY
  TRUCKS-0.75%

Deere & Co.                                        30,000         1,320,900
===========================================================================

DATA PROCESSING SERVICES-0.62%

BISYS Group, Inc. (The)(b)                         65,000         1,097,200
===========================================================================

DEPARTMENT STORES-1.04%

Nordstrom, Inc.                                   105,000         1,819,650
===========================================================================

DISTILLERS & VINTNERS-0.76%

Constellation Brands, Inc.-Class A(b)              50,000         1,340,500
===========================================================================

DIVERSIFIED CHEMICALS-0.61%

E. I. du Pont de Nemours & Co.(a)                  25,000         1,063,250
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-8.56%

Bear Stearns Cos., Inc. (The)                      15,000         1,002,600
---------------------------------------------------------------------------
Citigroup Inc.                                    150,000         5,887,500
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            50,000         1,467,500
---------------------------------------------------------------------------
Legg Mason, Inc.                                   19,000         1,031,700
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      42,500         2,676,225
---------------------------------------------------------------------------
Morgan Stanley                                     50,000         2,237,500
---------------------------------------------------------------------------
Raymond James Financial, Inc.                      25,000           717,000
===========================================================================
                                                                 15,020,025
===========================================================================

ELECTRIC UTILITIES-0.70%

Public Service Enterprise Group Inc.               32,000         1,231,040
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.99%

Symbol Technologies, Inc.                          50,000           546,500
---------------------------------------------------------------------------
Tech Data Corp.(b)                                 35,900           861,600
---------------------------------------------------------------------------
Thermo Electron Corp.(b)                           75,000         1,362,750
---------------------------------------------------------------------------
Waters Corp.(b)                                    30,000           720,300
===========================================================================
                                                                  3,491,150
===========================================================================

EMPLOYMENT SERVICES-1.27%

Monster Worldwide Inc.(a)(b)                       60,000         1,006,200
---------------------------------------------------------------------------
Robert Half International Inc.(b)                  75,000         1,221,000
===========================================================================
                                                                  2,227,200
===========================================================================


                                                                  MARKET
                                                 SHARES            VALUE
---------------------------------------------------------------------------

FOOD DISTRIBUTORS-0.61%

SUPERVALU INC                                      65,000       $ 1,070,550
===========================================================================

GENERAL MERCHANDISE STORES-2.98%

Family Dollar Stores, Inc.                         25,000           854,750
---------------------------------------------------------------------------
Target Corp.                                       55,000         1,839,200
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              45,000         2,534,400
===========================================================================
                                                                  5,228,350
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.82%

AmerisourceBergen Corp.                            25,000         1,446,250
===========================================================================

HEALTH CARE EQUIPMENT-1.82%

Medtronic, Inc.                                    50,000         2,387,000
---------------------------------------------------------------------------
Varian Medical Systems, Inc.(a)(b)                 15,000           807,900
===========================================================================
                                                                  3,194,900
===========================================================================

HEALTH CARE FACILITIES-1.46%

HCA Inc.                                           80,000         2,568,000
===========================================================================

HEALTH CARE SUPPLIES-1.64%

Fisher Scientific International Inc.(b)           100,000         2,881,000
===========================================================================

HOME IMPROVEMENT RETAIL-0.75%

Lowe's Cos., Inc.(a)                               30,000         1,316,700
===========================================================================

HOUSEHOLD PRODUCTS-2.49%

Clorox Co. (The)                                   10,000           452,200
---------------------------------------------------------------------------
Colgate-Palmolive Co.                              30,000         1,715,100
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                         24,500         2,201,325
===========================================================================
                                                                  4,368,625
===========================================================================

INDUSTRIAL CONGLOMERATES-3.36%

General Electric Co.                              200,000         5,890,000
===========================================================================

INDUSTRIAL GASES-0.53%

Praxair, Inc.                                      16,000           929,280
===========================================================================

INDUSTRIAL MACHINERY-0.59%

Danaher Corp.                                      15,000         1,034,700
===========================================================================

INTEGRATED OIL & GAS-0.79%

Exxon Mobil Corp.                                  39,500         1,390,400
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.52%

CenturyTel, Inc.                                   40,000         1,178,000
---------------------------------------------------------------------------
Verizon Communications Inc.(a)                     40,000         1,495,200
===========================================================================
                                                                  2,673,200
===========================================================================

INTERNET SOFTWARE & SERVICES-1.24%

VeriSign, Inc.(b)                                 175,000         2,173,500
===========================================================================

IT CONSULTING & SERVICES-1.57%

CACI International Inc.-Class A(b)                 38,000         1,327,340
---------------------------------------------------------------------------

                                                                  MARKET
                                                 SHARES            VALUE
---------------------------------------------------------------------------

IT CONSULTING & SERVICES-(CONTINUED)

SunGard Data Systems Inc.(b)                       25,000       $   537,500
---------------------------------------------------------------------------
Unisys Corp.(b)                                    85,000           884,000
===========================================================================
                                                                  2,748,840
===========================================================================

LIFE & HEALTH INSURANCE-0.47%

AFLAC Inc.                                         25,000           817,750
===========================================================================

MANAGED HEALTH CARE-0.58%

Health Net Inc.(b)                                 39,300         1,025,337
===========================================================================

MOVIES & ENTERTAINMENT-1.24%

Viacom Inc.-Class B(b)                             50,000         2,170,500
===========================================================================

MULTI-LINE INSURANCE-1.16%

American International Group, Inc.                 35,000         2,028,250
===========================================================================

NETWORKING EQUIPMENT-0.86%

Cisco Systems, Inc.(b)                            100,000         1,504,000
===========================================================================

OIL & GAS DRILLING-1.23%

GlobalSantaFe Corp. (Cayman Islands)(a)            40,000           846,400
---------------------------------------------------------------------------
Pride International, Inc.(b)                       85,000         1,319,200
===========================================================================
                                                                  2,165,600
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-3.38%

BJ Services Co.(b)                                 40,000         1,460,400
---------------------------------------------------------------------------
Smith International, Inc.(b)                       70,000         2,489,200
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(b)        49,500         1,991,385
===========================================================================
                                                                  5,940,985
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.83%

XTO Energy, Inc.                                   75,000         1,462,500
===========================================================================

PACKAGED FOODS & MEATS-1.99%

ConAgra Foods, Inc.                                55,000         1,155,000
---------------------------------------------------------------------------
General Mills, Inc.                                30,000         1,353,300
---------------------------------------------------------------------------
Unilever PLC (United Kingdom)                     100,000           983,908
===========================================================================
                                                                  3,492,208
===========================================================================

PAPER PRODUCTS-0.61%

International Paper Co.(a)                         30,000         1,072,500
===========================================================================

PHARMACEUTICALS-8.23%

Bristol-Myers Squibb Co.(a)                       110,000         2,809,400
---------------------------------------------------------------------------
Johnson & Johnson                                  30,000         1,690,800
---------------------------------------------------------------------------
Merck & Co. Inc.                                   40,000         2,327,200
---------------------------------------------------------------------------
Pfizer Inc.                                       175,000         5,381,250
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)(a)                                      20,000           934,000
---------------------------------------------------------------------------
Wyeth                                              30,000         1,305,900
===========================================================================
                                                                 14,448,550
===========================================================================


                                                                  MARKET
                                                 SHARES            VALUE
---------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-2.29%

ACE Ltd. (Cayman Islands)                          30,000       $   992,400
---------------------------------------------------------------------------
Allstate Corp. (The)                               80,000         3,023,200
===========================================================================
                                                                  4,015,600
===========================================================================

PUBLISHING-0.60%

Gannett Co., Inc.                                  14,000         1,060,080
===========================================================================

RESTAURANTS-1.04%

Brinker International, Inc.(b)                     28,000           889,000
---------------------------------------------------------------------------
McDonald's Corp.                                   55,000           940,500
===========================================================================
                                                                  1,829,500
===========================================================================

SEMICONDUCTOR EQUIPMENT-2.63%

Applied Materials, Inc.(b)                        100,000         1,460,000
---------------------------------------------------------------------------
Cymer, Inc.(b)                                     36,100         1,030,655
---------------------------------------------------------------------------
KLA-Tencor Corp.(b)                                10,800           442,800
---------------------------------------------------------------------------
Novellus Systems, Inc.(b)                          60,000         1,682,400
===========================================================================
                                                                  4,615,855
===========================================================================

SEMICONDUCTORS-3.31%

Applied Micro Circuits Corp.(b)                   200,000           896,000
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)(b)                       65,000         1,162,850
---------------------------------------------------------------------------
Integrated Device Technology, Inc.(b)             100,000         1,033,000
---------------------------------------------------------------------------
Intel Corp.                                       125,000         2,300,000
---------------------------------------------------------------------------
Microchip Technology Inc.                          20,000           415,800
===========================================================================
                                                                  5,807,650
===========================================================================

SOFT DRINKS-1.05%

PepsiCo, Inc.(a)                                   42,500         1,839,400
===========================================================================

SPECIALTY STORES-0.39%

Tiffany & Co.(a)                                   25,000           693,500
===========================================================================

SYSTEMS SOFTWARE-4.00%

Microsoft Corp.                                   240,000         6,136,800
---------------------------------------------------------------------------
Oracle Corp.(b)                                    75,000           891,000
===========================================================================
                                                                  7,027,800
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.49%

ADC Telecommunications, Inc.(b)                   400,000           955,200
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                           100,000         1,657,000
===========================================================================
                                                                  2,612,200
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.84%

Vodafone Group PLC-ADR (United Kingdom)            75,000         1,482,000
===========================================================================
  Total Stocks & Other Equity Interests (Cost
    $160,629,093)                                               169,223,720
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-1.14%

1.12%, 06/19/03 (Cost $1,996,951)(c)           $2,000,000(d)      1,996,951
___________________________________________________________________________
===========================================================================

                                                NUMBER
                                                  OF       EXERCISE   EXPIRATION    MARKET
                                               CONTRACTS    PRICE        DATE        VALUE
--------------------------------------------------------------------------------------------
OPTIONS PURCHASED-0.96%

CALLS-0.04%

QLogic Corp. (Semiconductors)                      250      $42.50      May-03     $  63,125
============================================================================================

PUTS-0.92%

BEA Systems, Inc. (Application Software)           975          10      May-03        24,375
--------------------------------------------------------------------------------------------
Intel Corp. (Semiconductors)                       900       17.50      Jul-03        90,000
--------------------------------------------------------------------------------------------
Lockheed Martin Corp. (Aerospace & Defense)        360          40      May-03           900
--------------------------------------------------------------------------------------------
S&P 500 Index                                      130         850      May-03        18,850
--------------------------------------------------------------------------------------------
S&P 500 Index                                      339         900      Jul-03       933,945
--------------------------------------------------------------------------------------------
S&P 500 Index                                      110         875      Sep-03       339,350
--------------------------------------------------------------------------------------------
S&P 500 Index                                      170         750      Sep-03       125,800
--------------------------------------------------------------------------------------------
Western Digital Corp. (Computer Storage &
  Peripherals)                                   1,000          10      May-03        85,000
============================================================================================
                                                                                   1,618,220
============================================================================================
    Total Options Purchased (Cost $2,810,008)
                                                                                   1,681,345
____________________________________________________________________________________________
============================================================================================

                                                SHARES
MONEY MARKET FUNDS-1.31%

STIC Liquid Assets Portfolio(e)                1,152,312      1,152,312
=======================================================================
STIC Prime Portfolio(e)                        1,152,312      1,152,312
=======================================================================
  Total Money Market Funds (Cost $2,304,624)                  2,304,624
=======================================================================
TOTAL INVESTMENTS-99.81% (Cost $167,740,676)                175,206,640
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                             329,326
=======================================================================
NET ASSETS-100.00%                                         $175,535,966
_______________________________________________________________________
=======================================================================

                                               SHARES
                                                SOLD
                                               SHORT
SECURITIES SOLD SHORT-12.01%(F)

Eaton Corp. (Industrial Machinery)             10,000   $   820,700
-------------------------------------------------------------------
General Dynamics Corp. (Aerospace & Defense)   15,000       931,050
-------------------------------------------------------------------
Harley-Davidson, Inc. (Motorcycle
  Manufacturers)                                4,600       204,424
-------------------------------------------------------------------
KB Home (Homebuilding)                         26,900     1,325,363
-------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc. (Restaurants)     40,000     1,299,200
-------------------------------------------------------------------
Lennar Corp.-Class A (Homebuilding)            11,800       640,032
-------------------------------------------------------------------
Lexmark International, Inc. (Computer Storage
  & Peripherals)                               27,000     2,011,770
-------------------------------------------------------------------
Nextel Communications, Inc.-Class A (Wireless
  Telecommunication Services)                  75,000     1,109,250
-------------------------------------------------------------------
QLogic Corp. (Semiconductors)                  50,000     2,199,500
-------------------------------------------------------------------
QUALCOMM Inc. (Telecommunications Equipment)   27,000       861,030
-------------------------------------------------------------------

                                               SHARES
                                                SOLD      MARKET
                                               SHORT       VALUE
-------------------------------------------------------------------
Scientific-Atlanta, Inc. (Telecommunications
  Equipment)                                   29,500   $   479,375
-------------------------------------------------------------------
Sprint Corp. (Integrated Telecommunications
  Services)                                    97,000     1,116,470
-------------------------------------------------------------------
Stryker Corp. (Health Care Equipment)          25,000     1,675,250
-------------------------------------------------------------------
SurModics, Inc. (Health Care Supplies)         35,000     1,271,900
-------------------------------------------------------------------
Teekay Shipping Corp. (Marshall Islands) (Oil
  & Gas Refining, Marketing & Transportation)  29,000     1,100,550
-------------------------------------------------------------------

                                               SHARES
                                                SOLD      MARKET
                                               SHORT       VALUE
-------------------------------------------------------------------
Valero Energy Corp. (Oil & Gas Refining,
  Marketing & Transportation)                  42,000   $ 1,543,500
-------------------------------------------------------------------
VERITAS Software Corp. (Systems Software)      50,000     1,100,500
-------------------------------------------------------------------
Xerox Corp. (Office Electronics)               40,400       398,344
-------------------------------------------------------------------
Yum! Brands, Inc. (Restaurants)                40,000       988,000
===================================================================
    Total Securities Sold Short                         $21,076,208
___________________________________________________________________
===================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1 section I and Note 8.
(b) Non-income producing security.
(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 1 section J and Note 10.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.
(f) Collateral on short sales was segregated by the Fund in the amount of $29,805,624 which represents 141.42% of market value of securities sold short.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2003
(Unaudited)

ASSETS:

Investments, at market value (cost
  $167,740,676)                                $ 175,206,640
------------------------------------------------------------
Cash                                               2,644,916
------------------------------------------------------------
Receivables for:
  Investments sold                                 4,789,959
------------------------------------------------------------
  Fund shares sold                                   102,714
------------------------------------------------------------
  Dividends and interest                              96,135
------------------------------------------------------------
  Investments sold short                          19,600,270
------------------------------------------------------------
  Short stock rebates                                 17,546
------------------------------------------------------------
Investment for deferred compensation plan             15,329
------------------------------------------------------------
Other assets                                          55,980
============================================================
    Total assets                                 202,529,489
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            4,102,276
------------------------------------------------------------
  Fund shares reacquired                             753,278
------------------------------------------------------------
  Options written (premiums received
    $411,734)                                        561,813
------------------------------------------------------------
  Deferred compensation plan                          15,329
------------------------------------------------------------
  Short stock account dividends                        4,800
------------------------------------------------------------
  Short positions covered                            188,459
------------------------------------------------------------
Market value of securities sold short
  (proceeds from short sales $19,600,270)         21,076,208
------------------------------------------------------------
Accrued interest payable                              40,064
------------------------------------------------------------
Accrued distribution fees                            150,691
------------------------------------------------------------
Accrued trustees' fees                                   840
------------------------------------------------------------
Accrued transfer agent fees                           76,594
------------------------------------------------------------
Accrued operating expenses                            23,171
============================================================
    Total liabilities                             26,993,523
============================================================
Net assets applicable to shares outstanding    $ 175,535,966
____________________________________________________________
============================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 468,852,173
------------------------------------------------------------
Undistributed net investment income (loss)        (1,058,040)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  securities sold short                         (298,403,141)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts, option
  contracts and securities sold short              6,144,974
============================================================
                                               $ 175,535,966
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  79,726,736
____________________________________________________________
============================================================
Class B                                        $  70,308,402
____________________________________________________________
============================================================
Class C                                        $  25,500,828
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           11,052,661
____________________________________________________________
============================================================
Class B                                            9,963,271
____________________________________________________________
============================================================
Class C                                            3,614,289
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        7.21
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $7.21 divided by
      94.50%)                                  $        7.63
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        7.06
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        7.06
____________________________________________________________
============================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2003
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $1,900)          $  1,100,023
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        27,372
--------------------------------------------------------------------------
Interest                                                            79,390
--------------------------------------------------------------------------
Short stock rebates                                                 92,472
==========================================================================
    Total investment income                                      1,299,257
==========================================================================

EXPENSES:

Advisory fees                                                    1,019,315
--------------------------------------------------------------------------
Administrative services fees                                        24,795
--------------------------------------------------------------------------
Custodian fees                                                      22,295
--------------------------------------------------------------------------
Distribution fees -- Class A                                       142,964
--------------------------------------------------------------------------
Distribution fees -- Class B                                       358,665
--------------------------------------------------------------------------
Distribution fees -- Class C                                       137,811
--------------------------------------------------------------------------
Interest                                                           134,472
--------------------------------------------------------------------------
Transfer agent fees                                                248,176
--------------------------------------------------------------------------
Trustees' fees                                                       4,603
--------------------------------------------------------------------------
Dividends on short sales                                            99,565
--------------------------------------------------------------------------
Other                                                               79,645
==========================================================================
    Total expenses                                               2,272,306
==========================================================================
Less: Fees waived and expenses paid indirectly                      (2,358)
==========================================================================
    Net expenses                                                 2,269,948
==========================================================================
Net investment income (loss)                                      (970,691)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                        (17,078,274)
--------------------------------------------------------------------------
  Foreign currencies                                                   663
--------------------------------------------------------------------------
  Futures contracts                                                215,027
--------------------------------------------------------------------------
  Option contracts written                                       1,817,219
--------------------------------------------------------------------------
  Securities sold short                                         (2,354,827)
==========================================================================
                                                               (17,400,192)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         22,569,440
--------------------------------------------------------------------------
  Futures contracts                                                305,027
--------------------------------------------------------------------------
  Option contracts written                                        (408,758)
--------------------------------------------------------------------------
  Securities sold short                                         (1,156,144)
==========================================================================
                                                                21,309,565
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                          3,909,373
==========================================================================
Net increase in net assets resulting from operations          $  2,938,682
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2003 and the year ended October 31, 2002 (Unaudited)

                                                               APRIL 30,       OCTOBER 31,
                                                                  2003            2002
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (970,691)   $  (1,753,075)
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts, option contracts
    and securities sold short                                  (17,400,192)     (88,223,128)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities, futures contracts, option contracts and
    securities sold short                                       21,309,565       30,966,661
===========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  2,938,682      (59,009,542)
===========================================================================================
Share transactions-net:
  Class A                                                      (11,010,092)     (56,370,192)
-------------------------------------------------------------------------------------------
  Class B                                                       (8,686,447)     (41,637,881)
-------------------------------------------------------------------------------------------
  Class C                                                       (5,274,489)     (19,744,365)
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (24,971,028)    (117,752,438)
===========================================================================================
    Net increase (decrease) in net assets                      (22,032,346)    (176,761,980)
===========================================================================================

NET ASSETS:

  Beginning of period                                          197,568,312      374,330,292
===========================================================================================
  End of period                                               $175,535,966    $ 197,568,312
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

April 30, 2003
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities III Fund, (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

F. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.

       The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

I. CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.

J. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

K. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P 500 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P 500 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the
Fund). For the six months ended April 30, 2003, AIM waived fees of $599.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2003, AIM was paid $24,795 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended April 30, 2003, AFS retained $153,471 for such services.

    The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the

Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2003, the Class A, Class B and Class C shares paid $142,964, $358,665 and $137,811, respectively.

    Front-end sales commissions and contingent deferred sales charges (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. Contingent deferred sales charges ("CDSCs") are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2003, AIM Distributors retained $5,888 in front-end sales commissions from the sale of Class A shares and $62, $95 and $171 for Class A, Class B and Class C shares, respectively, for CDSCs imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

    During the six months ended April 30, 2003, the Fund paid legal fees of $1,383 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the six months ended April 30, 2003, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $1,296 and reductions in custodian fees of $463 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $1,759.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BORROWINGS

AIM has established an interfund lending facility for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. The Fund did not borrow or lend under the facility during the six months ended April 30, 2003.

    The Fund is a participant in a committed line of credit facility with a syndicate administered by JPMorgan Chase Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.

    During the six months ended April 30, 2003, the average outstanding daily balance of bank loans for the Fund was $4,753,425 with a weighted average interest rate of 2.07%.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                                                    CAPITAL LOSS
EXPIRATION                                                          CARRYFORWARD
--------------------------------------------------------------------------------
October 31, 2009                                                    $187,853,698
--------------------------------------------------------------------------------
October 31, 2010                                                      85,170,984
================================================================================
Total capital loss carryforward                                     $273,024,682
________________________________________________________________________________
================================================================================

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2003 was $217,826,299 and $266,635,411, respectively.

    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of April 30, 2003 was as follows:

Aggregate unrealized appreciation of:
  Investment securities                                             $11,348,915
-------------------------------------------------------------------------------
  Securities sold short                                                 155,957
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                              (5,736,770)
-------------------------------------------------------------------------------
  Securities sold short                                              (1,631,895)
===============================================================================
Net unrealized appreciation of investment securities                $ 4,136,207
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $169,594,495. Proceeds from securities sold short for tax purposes are $19,600,270.

NOTE 8--CALL OPTION CONTRACTS WRITTEN


Transactions in call options written during the six months ended April 30, 2003 are summarized as follows:

                                                        CALL OPTION CONTRACTS
                                                       ------------------------
                                                       NUMBER OF     PREMIUMS
                                                       CONTRACTS     RECEIVED
-------------------------------------------------------------------------------
Beginning of period                                       9,540     $ 1,178,259
-------------------------------------------------------------------------------
Written                                                  30,970       3,146,854
-------------------------------------------------------------------------------
Closed                                                  (23,650)     (2,458,540)
-------------------------------------------------------------------------------
Exercised                                                (7,895)       (927,637)
-------------------------------------------------------------------------------
Expired                                                  (4,430)       (532,883)
===============================================================================
End of period                                             4,535     $   406,053
_______________________________________________________________________________
===============================================================================


  Open call options written at April 30, 2003 were as follows:

                                                                                                    APRIL 30,
                                                                                                      2003         UNREALIZED
                                                    CONTRACT    STRIKE    NUMBER OF    PREMIUMS      MARKET       APPRECIATION
ISSUE                                                MONTH      PRICE     CONTRACTS    RECEIVED       VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co.-Class A                      May-03     $32.50        175      $ 21,349     $ 21,875       $    (526)
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. (United Kingdom)                         Jul-03     17.50          50         6,100        7,750          (1,650)
-------------------------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                             Jun-03        25         500        53,497       68,750         (15,253)
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp.- Class A                              Jun-03        20         650        40,948       48,750          (7,802)
-------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                  Jun-03        30         300        30,599       27,000           3,599
-------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                        May-03     42.50         100         4,050        7,750          (3,700)
-------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.                                        Jun-03     42.50         325        43,522       41,438           2,084
-------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp. (Cayman Islands)                 May-03     22.50         400        19,199        7,000          12,199
-------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                              May-03        35         150        15,112       18,375          (3,263)
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                Jun-03        50         360        20,879       69,300         (48,421)
-------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                    May-03     42.50         200        22,399       40,000         (17,601)
-------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide Inc.                               May-03     17.50         600        37,798       31,500           6,298
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                        May-03        40         225        21,424       75,375         (53,951)
-------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)     Jun-03     47.50          70        12,739       12,600             139
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                        May-03        30          80         6,240        1,600           4,640
-------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                         May-03        55          50         6,100        3,625           2,475
-------------------------------------------------------------------------------------------------------------------------------
Verizon Communications Inc.                          May-03        35         300        44,098       77,250         (33,152)
===============================================================================================================================
                                                                            4,535      $406,053     $559,938       $(153,885)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--PUT OPTION CONTRACTS WRITTEN


Transactions in put options contracts written during the six months ended April 30, 2003 are summarized as follows:

                                                          PUT OPTION CONTRACTS
                                                         ----------------------
                                                         NUMBER OF    PREMIUMS
                                                         CONTRACTS    RECEIVED
-------------------------------------------------------------------------------
Beginning of period                                        1,710      $  68,107
-------------------------------------------------------------------------------
Purchased                                                  5,795        474,270
-------------------------------------------------------------------------------
Closed                                                    (5,630)      (509,697)
-------------------------------------------------------------------------------
Expired                                                   (1,500)       (26,999)
===============================================================================
End of period                                                375      $   5,681
_______________________________________________________________________________
===============================================================================


  Open put option contracts written at April 30, 2003 were as follows:

                                                                                                    APRIL 30,
                                                                                                      2003
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     MARKET       UNREALIZED
ISSUE                                                 MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                          May-03      $33         375        $5,681      $1,875         $3,806
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 10--FUTURES CONTRACTS


On April 30, 2003, $528,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of April 30, 2003 were as follows:

                                                               NO. OF        MONTH/         MARKET       UNREALIZED
CONTRACT                                                      CONTRACTS    COMMITMENT       VALUE       APPRECIATION
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                                                    33        Jun-03/Long    $7,557,825      $305,027
____________________________________________________________________________________________________________________
====================================================================================================================

NOTE 11--SHARE INFORMATION


The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a CDSC. Under some circumstances, Class A shares are subject to CDSCs. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Changes in shares outstanding during the six months ended April 30, 2003 and the year ended October 31, 2002 were as follows:

                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                    APRIL 30, 2003                OCTOBER 31, 2002
                                                              --------------------------    ----------------------------
                                                                SHARES         AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        605,902    $  4,237,274        784,217    $   6,542,215
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        425,568       2,917,099        390,788        3,047,361
------------------------------------------------------------------------------------------------------------------------
  Class C                                                         78,998         536,306        165,198        1,404,585
========================================================================================================================
Conversion of Class B shares to Class A shares:
  Class A                                                         41,981         290,734        104,337          852,736
------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (42,854)       (290,734)      (106,381)        (852,736)
========================================================================================================================
Reacquired:
  Class A                                                     (2,234,246)    (15,538,100)    (7,642,955)     (63,765,143)
------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,666,193)    (11,312,812)    (5,444,169)     (43,832,506)
------------------------------------------------------------------------------------------------------------------------
  Class C                                                       (857,660)     (5,810,795)    (2,604,233)     (21,148,950)
========================================================================================================================
                                                              (3,648,504)   $(24,971,028)   (14,353,198)   $(117,752,438)
________________________________________________________________________________________________________________________
========================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                               CLASS A
                                          ----------------------------------------------------------------------------------
                                                                                                              DECEMBER 30,
                                                                                                                  1999
                                                                                                                  (DATE
                                          SIX MONTHS              YEAR ENDED              THREE MONTHS         OPERATIONS
                                            ENDED                OCTOBER 31,                 ENDED            COMMENCED) TO
                                          APRIL 30,        ------------------------       OCTOBER 31,           JULY 31,
                                             2003           2002             2001             2000                2000
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  7.06         $  8.83         $  13.60         $  13.12            $  10.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.03)          (0.02)(a)(b)     (0.03)(a)         0.00(a)            (0.01)
----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.18           (1.75)           (4.37)            0.48                3.13
============================================================================================================================
    Total from investment operations          0.15           (1.77)           (4.40)            0.48                3.12
============================================================================================================================
Less distributions from net realized
  gains                                         --              --            (0.37)              --                  --
============================================================================================================================
Net asset value, end of period             $  7.21         $  7.06         $   8.83         $  13.60            $  13.12
____________________________________________________________________________________________________________________________
============================================================================================================================
Total return(c)                               2.12%         (20.05)%         (33.10)%           3.66%              31.20%
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $79,727         $89,218         $171,324         $373,614            $138,205
____________________________________________________________________________________________________________________________
============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):
  With fee waivers                            2.15%(d)        1.26%            2.16%            2.07%(e)            2.41%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         2.15%(d)        1.36%            2.26%            2.10%(e)            2.49%(e)
============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):
  With fee waivers                            1.89%(d)        1.11%            2.12%            2.03%(e)            2.34%(e)
----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                         1.89%(d)        1.21%            2.22%            2.06%(e)            2.42%(e)
============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (0.72)%(d)      (0.19)%(b)       (0.30)%           0.04%(e)           (0.20)%(e)
============================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to average net
  assets                                      0.26%(d)        0.15%            0.04%            0.04%(e)            0.07%(e)
____________________________________________________________________________________________________________________________
============================================================================================================================
Portfolio turnover rate(f)                     123%            195%             269%              38%                125%
____________________________________________________________________________________________________________________________
============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $(0.01) and the ratio of net investment income to average net assets would have been (0.17)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $82,370,452.
(e)  Annualized.
(f)  Not annualized for periods less than one year.

                                                                              CLASS B
                                          --------------------------------------------------------------------------------
                                                                                                               MARCH 31,
                                                                                                                 2000
                                          SIX MONTHS              YEAR ENDED              THREE MONTHS        (DATE SALES
                                            ENDED                OCTOBER 31,                 ENDED           COMMENCED) TO
                                          APRIL 30,        ------------------------       OCTOBER 31,          JULY 31,
                                             2003           2002             2001             2000               2000
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  6.93         $  8.74         $  13.55         $  13.10           $  12.81
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)          (0.08)(a)(b)     (0.12)(a)        (0.02)(a)          (0.02)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.18           (1.73)           (4.32)            0.47               0.31
==========================================================================================================================
    Total from investment operations          0.13           (1.81)           (4.44)            0.45               0.29
==========================================================================================================================
Less distributions from net realized
  gains                                         --              --            (0.37)              --                 --
==========================================================================================================================
Net asset value, end of period             $  7.06         $  6.93         $   8.74         $  13.55           $  13.10
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(c)                               1.88%         (20.71)%         (33.53)%           3.44%              2.26%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $70,308         $77,920         $143,331         $282,120           $102,795
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):          2.80%(d)        2.01%            2.92%            2.77%(e)           3.10%(e)(f)
==========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):          2.54%(d)        1.86%            2.88%            2.73%(e)           3.03%(e)(f)
==========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.37)%(d)      (0.94)%(b)       (1.06)%          (0.66)%(e)         (0.89)%(e)
==========================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to average net
  assets                                      0.26%(d)        0.15%            0.04%            0.04%(e)           0.07%(e)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate(g)                     123%            195%             269%              38%               125%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $72,327,465.
(e)  Annualized.
(f) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.18% and 3.11% including interest expense and dividends on short sales expense and excluding interest expense and dividends on short sales expense, respectively.
(g)  Not annualized for periods less than one year.

                                                                              CLASS C
                                          -------------------------------------------------------------------------------
                                                                                                              MARCH 31,
                                                                                                                2000
                                          SIX MONTHS             YEAR ENDED              THREE MONTHS        (DATE SALES
                                            ENDED                OCTOBER 31,                ENDED           COMMENCED) TO
                                          APRIL 30,        -----------------------       OCTOBER 31,          JULY 31,
                                             2003           2002            2001             2000               2000
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $  6.93         $  8.73         $ 13.55         $  13.09            $ 12.81
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)               (0.05)          (0.08)(a)(b)    (0.12)(a)        (0.02)(a)          (0.02)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                  0.18           (1.72)          (4.33)            0.48               0.30
=========================================================================================================================
    Total from investment operations          0.13           (1.80)          (4.45)            0.46               0.28
=========================================================================================================================
Less distributions from net realized
  gains                                         --              --           (0.37)              --                 --
=========================================================================================================================
Net asset value, end of period             $  7.06         $  6.93         $  8.73         $  13.55            $ 13.09
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(c)                               1.88%         (20.62)%        (33.60)%           3.51%              2.19%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)   $25,501         $30,430         $59,675         $111,084            $34,972
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and
  dividends on short sales expense):          2.80%(d)        2.01%           2.92%            2.77%(e)           3.10%(e)(f)
=========================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and
  dividends on short sales expense):          2.54%(d)        1.86%           2.88%            2.73%(e)           3.03%(e)(f)
=========================================================================================================================
Ratio of net investment income (loss) to
  average net assets                         (1.37)%(d)      (0.94)%(b)      (1.06)%          (0.66)%(e)         (0.89)%(e)
=========================================================================================================================
Ratio of interest expense and dividends
  on short sales expense to average net
  assets                                      0.26%(d)        0.15%           0.04%            0.04%(e)           0.07%(e)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate( (g)                   123%            195%            269%              38%               125%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $27,790,562.
(e)  Annualized.
(f) After fee waivers. Ratio of expenses to average net assets prior to fee waivers was 3.18% and 3.11% including interest expense and dividends on short sales expense and excluding interest expense and dividends on short sales expense, respectively.
(g)  Not annualized for periods less than one year.

OTHER INFORMATION

TRUSTEES AND OFFICERS


BOARD OF TRUSTEES             OFFICERS                         OFFICE OF THE FUND

Robert H. Graham              Robert H. Graham                 11 Greenway Plaza
                              Chairman and President           Suite 100
Mark H. Williamson                                             Houston, TX 77046
                              Mark H. Williamson
Frank S. Bayley               Executive Vice President         INVESTMENT ADVISOR

Bruce L. Crockett             Kevin M. Carome                  A I M Advisors, Inc.
                              Senior Vice President            11 Greenway Plaza
Albert R. Dowden                                               Suite 100
                              Gary T. Crum                     Houston, TX 77046
Edward K. Dunn Jr.            Senior Vice President
                                                               TRANSFER AGENT
Jack M. Fields                Dana R. Sutton
                              Vice President and Treasurer     A I M Fund Services, Inc.
Carl Frischling                                                P.O. Box 4739
                              Stuart W. Coco                   Houston, TX 77210-4739
Prema Mathai-Davis            Vice President
                                                               CUSTODIAN
Lewis F. Pennock              Melville B. Cox
                              Vice President                   State Street Bank and Trust Company
Ruth H. Quigley                                                225 Franklin Street
                              Edgar M. Larsen                  Boston, MA 02110
Louis S. Sklar                Vice President
                                                               COUNSEL TO THE FUND
                              Nancy L. Martin
                              Secretary                        Ballard Spahr
                                                               Andrews & Ingersoll, LLP
                                                               1735 Market Street
                                                               Philadelphia, PA 19103

                                                               COUNSEL TO THE TRUSTEES

                                                               Kramer, Levin, Naftalis & Frankel LLP
                                                               919 Third Avenue
                                                               New York, NY 10022

                                                               DISTRIBUTOR

                                                               A I M Distributors, Inc.
                                                               11 Greenway Plaza
                                                               Suite 100
                                                               Houston, TX 77046

THE AIM FAMILY OF FUNDS--Registered Trademark--



DOMESTIC EQUITY                              INTERNATIONAL/GLOBAL EQUITY                     FIXED INCOME

AIM Aggressive Growth Fund                   AIM Asia Pacific Growth Fund(2)                 TAXABLE
AIM Balanced Fund*                           AIM Developing Markets Fund
AIM Basic Balanced Fund*                     AIM European Growth Fund(2)                     AIM Floating Rate Fund
AIM Basic Value Fund                         AIM European Small Company Fund                 AIM High Yield Fund
AIM Blue Chip Fund                           AIM Global Aggressive Growth Fund               AIM Income Fund
AIM Capital Development Fund                 AIM Global Growth Fund                          AIM Intermediate Government Fund
AIM Charter Fund                             AIM Global Trends Fund                          AIM Limited Maturity Treasury Fund(6,7)
AIM Constellation Fund                       AIM Global Value Fund(5)                        AIM Money Market Fund
AIM Dent Demographic Trends Fund             AIM International Core Equity Fund(2)           AIM Short-Term Bond Fund
AIM Diversified Dividend Fund(1)             AIM International Emerging Growth Fund          AIM Total Return Bond Fund
AIM Emerging Growth Fund                     AIM International Growth Fund(2)
AIM Large Cap Basic Value Fund                                                               TAX-FREE
AIM Large Cap Growth Fund                    SECTOR EQUITY
AIM Libra Fund                                                                               AIM High Income Municipal Fund
AIM Mid Cap Basic Value Fund                 AIM Global Energy Fund                          AIM Municipal Bond Fund
AIM Mid Cap Core Equity Fund(2)              AIM Global Financial Services Fund              AIM Tax-Exempt Cash Fund
AIM Mid Cap Growth Fund                      AIM Global Health Care Fund                     AIM Tax-Free Intermediate Fund(6,7)
AIM Opportunities I Fund(2,3)                AIM Global Science and Technology Fund(2)
AIM Opportunities II Fund(2,3)               AIM Global Utilities Fund                       (AIM INVESTMENTS LOGO APPEARS HERE)
AIM Opportunities III Fund(2,3)              AIM New Technology Fund                                   --Servicemark--
AIM Premier Equity Fund(2)                   AIM Real Estate Fund
AIM Premier Equity II Fund(2)
AIM Select Equity Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(4)
AIM Weingarten Fund

*Domestic equity and income fund

                   YOUR GOALS. OUR SOLUTIONS.--Servicemark--

    Mutual     Retirement     Annuities     College     Separately    Offshore    Alternative   Cash
    Funds      Products                     Savings     Managed       Products    Investments   Management
                                            Plans       Accounts


(1) Effective May 2, 2003, AIM Large Cap Core Equity Fund was renamed AIM Diversified Dividend Fund. (2) The following fund name changes became effective July 1, 2002: AIM Asian Growth Fund renamed AIM Asia Pacific Growth Fund; AIM European Development Fund renamed AIM European Growth Fund; AIM Global Telecommunications and Technology Fund renamed AIM Global Science and Technology Fund; AIM International Equity Fund renamed AIM International Growth Fund; AIM International Value Fund renamed AIM International Core Equity Fund; AIM Large Cap Opportunities Fund renamed AIM Opportunities III Fund; AIM Mid Cap Equity Fund renamed AIM Mid Cap Core Equity Fund; AIM Mid Cap Opportunities Fund renamed AIM Opportunities II Fund; AIM Small Cap Opportunities Fund renamed AIM Opportunities I Fund; AIM Value Fund renamed AIM Premier Equity Fund; AIM Value II Fund renamed AIM Premier Equity II Fund. (3) Effective October 1, 2002, the fund was reopened to new investors. (4) AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor. (5) Effective April 30, 2003, AIM Worldwide Spectrum Fund was renamed AIM Global Value Fund. (6) Class A shares closed to new investors on October 30, 2002. (7) Class A3 shares were first offered on October 31, 2002.

    For more complete information about any AIM fund, including sales charges and expenses, ask your financial advisor for a prospectus. Please read it carefully before investing. This brochure is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Please read it carefully before investing. If used after July 20, 2003, this brochure must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual Funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $115 billion in assets for approximately 9 million shareholders, including individual investors, corporate clients and financial institutions. The AIM Family of Funds--Registered Trademark-- is distributed nationwide. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $319 billion in assets under management. Data as of March 31, 2003.



AIMinvestments.com                                                    OPP3-SAR-1

ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Equity Funds, AIM International Funds Inc., AIM Investment Funds, AIM Special Opportunities Funds, and AIM Summit Funds (the "Funds"), including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), of the effectiveness of the Fund's disclosure controls and procedures. Based on that evaluation, the Fund's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Fund's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Funds is made known to the PEO and PFO. There have been no significant changes in the Fund's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ ROBERT H. GRAHAM
   -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date:  June 20, 2003

By:   /s/ DANA R. SUTTON
   ------------------------------
      Dana R. Sutton
      Principal Financial Officer

Date:  June 20, 2003


                         EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.